                               TIME HORIZON FUNDS
                              --------------------

                                  PORTFOLIO 1
                                  PORTFOLIO 2
                                  PORTFOLIO 3







                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 1998



                           [TIME HORIZON FUNDS LOGO]

                                NOT FDIC INSURED

                               TIME HORIZON FUNDS
                   103 Bellevue Parkway, Wilmington, DE 19809
                                 1-800-247-9728

         INVESTMENT ADVISER                 INDEPENDENT ACCOUNTANTS
 Bank of America National Trust and        PricewaterhouseCoopers LLP
        Savings Association               1177 Avenue of the Americas
       555 California Street                   New York, NY 10036
      San Francisco, CA 94104

           ADMINISTRATOR                          FUND COUNSEL
 Bank of America National Trust and          Vedder, Price, Kaufman
        Savings Association                        & Kammholz
       555 California Street                 222 N. LaSalle Street
      San Francisco, CA 94104                  Chicago, IL 60601

                               DISTRIBUTOR
                       Provident Distributors, Inc.
                       Four Falls Corporate Center
                                6th Floor
                        W. Conshohocken, PA 19428

FUND SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY, NOR ARE THEY OBLIGATIONS OF OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Time Horizon Funds are distributed by Provident Distributors, Inc., which is unaffiliated with Bank of America. Bank of America serves as investment adviser and administrator and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectus.

This material must be preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------
                  INVESTMENTS IN THE TIME HORIZON FUNDS ARE NOT BANK
NOT               DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,
FDIC              BANK OF AMERICA OR ANY OF ITS AFFILIATES. MUTUAL FUNDS
INSURED           ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE
                  LOSS OF THE PRINCIPAL AMOUNT INVESTED.
---------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

   ..................................

                                                                        Contents

                                     UNDERSTANDING YOUR
                                       SHAREHOLDER REPORT                  2-4

                                     TIME HORIZON FUND FACTS                 5

                                     LETTER FROM THE MANAGER               6-7

                                     SCHEDULES OF PORTFOLIO
                                       INVESTMENTS                        8-45

                                     STATEMENTS OF ASSETS
                                       AND LIABILITIES                      46

                                     STATEMENTS OF OPERATIONS               47

                                     STATEMENTS OF CHANGES
                                       IN NET ASSETS                     48-49

                                     NOTES TO FINANCIAL STATEMENTS       50-58

                                     FINANCIAL HIGHLIGHTS                59-67

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the
information from the report.

The TABLE OF CONTENTS helps you locate
the information you want.

The LETTER FROM THE MANAGER
provides a brief overview of the
economy and how it affects the
financial markets.

The INTERVIEW WITH THE TIME
HORIZON FUNDS INVESTMENT
MANAGEMENT TEAM provides you with
specific information about the
Funds during the period and
general investment strategies
going forward.
                                               [TOC, LETTER & INTERVIEW GRAPHIC]

                         Because a picture or chart can help clarify the text, The TIME HORIZON FUND FACTS illustrate the most important features of the Funds. The illustrations represent the current asset allocation and target asset allocation ranges for each portfolio, as well as a brief description of the Manager's investment strategy.

                            In annual reports, mutual funds that are not "money
                            market" funds are required by the Securities and
[FUND FACTS GRAPHIC]        Exchange Commission (SEC) to provide shareholders
                            with a comparison of a hypothetical $10,000

investment in the Fund to a benchmark index of the broader market. The performance of the benchmark index depicts the aggregate performance of investments similar to those in the Fund for the same time period. While the benchmark index provides a general representation of the market, there are two reasons why it should be used only as a guide. First, the Fund, in its prospectus, must clearly define which investments can be made by the Fund. The index does not necessarily have the same limitations. Second, the index does not reflect any expenses that

                                       GROWTH OF A $10,000 INVESTMENT
                                       (HYPOTHETICAL -- PAST PERFORMANCE IS NOT
                                       A GUARANTEE OF FUTURE RESULTS.)

                                                    [GROWTH CHART]
accompany a real investment, such as sales charges, management fees, portfolio transaction costs or the cash reserves required to provide daily liquidity. The performance of the Fund must show these costs as well as any front-end or deferred sales charges.

The financial statements summarize and describe the Funds' financial transactions. They are broken down into four different statements, which are illustrated below:

The SCHEDULES OF PORTFOLIO INVESTMENTS list each investment holding in the Funds as of the date of the financial statements. Investments may be grouped by category (by industry or security type, for example). The percentage of each Fund's net assets represented by these groupings is also disclosed.

[PORTFOLIO INVESTMENTS TABLE]

                                 TYPE OF SECURITY

                                 INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
                                 NET ASSETS REPRESENTED BY INVESTMENTS IN THAT SECTOR (IF APPLICABLE)

                                 PORTFOLIO HOLDINGS WITH SHARES AND MARKET VALUE AS OF REPORT DATE

The STATEMENTS OF ASSETS AND LIABILITIES list all the assets and liabilities of the Funds as of the date of the Statements. This is an individual fund's "balance sheet." Also disclosed in the Statements are the Funds' net asset values per share and their maximum offering prices per share as of the date of the Statements. The Statements also list the accounts that comprise the Funds' net assets (capital stock, undistributed income, etc.).

[ASSETS & LIABILITIES TABLE]

                                 SUMMARY OF THE FUND'S INVESTMENTS AND ALL OTHER ASSETS OWNED BY THE FUND, INCLUDING AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                 SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES BY THE FUND

                                 NET RESULTS OF ASSETS LESS LIABILITIES

                                 THE MARKET VALUE OF THE FUND'S TOTAL NET ASSETS DIVIDED BY THE NUMBER OF SHARES OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENTS OF OPERATIONS show the amount of dividend and interest income earned from each Fund's investments, the expenses incurred by the Funds from their operations and any gains or losses, both realized and unrealized, by the Funds from holding and/or selling any investments.

                                 INCOME EARNED FROM THE FUND'S INVESTMENTS

                                 OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                 GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                 NET CHANGE IN NET ASSETS DUE TO FUND OPERATIONS
[STATEMENT OF OPERATIONS
TABLE]

The STATEMENTS OF CHANGES IN NET ASSETS show the changes in the net assets of the Funds during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                 OPERATIONS: SEE STATEMENTS OF OPERATIONS

                                 DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                 DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                 PERIODS

                                 NET REALIZED GAINS: TOTAL REALIZED GAINS
                                 DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                 FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[STATEMENT OF CHANGES IN NET ASSETS
TABLE]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the Statements listed above. These footnotes include information on accounting methods used by the Funds, contractual arrangements between the Funds and their service providers, certain transactions effected by the Funds and other general information about the Funds.

The FINANCIAL HIGHLIGHTS show, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Funds. It also shows key data and ratios such as the total investment return for each period, the portfolio turnover rate for the Funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

TIME HORIZON FUND FACTS

    The Time Horizon Funds offer three asset allocation funds that target specific investment time horizons, shown below. Each Fund seeks to provide long-term investors maximum total return over its stated time period, while also increasingly emphasizing capital preservation as the Fund approaches its target time horizon.

    To accomplish this, the investment management team invests in a combination of stocks, bonds and a small amount of cash. The mix among these asset categories will change according to current market conditions, as well as to how close each Fund is to its target time horizon. By selecting the Time Horizon Fund that most closely matches the expected timing of major investment goals, such as sending a child to college, retirement or purchasing a home, you'll be investing in a portfolio of investments that is managed with a time horizon similar to that of your own goals. Of course, no mutual fund can guarantee that an investor's goals will be met.

[CAPTION]

                               PORTFOLIO 1          PORTFOLIO 2          PORTFOLIO 3
      TIME HORIZON                2005                 2015                 2025
----------------------------------------------------------------------------------------

ASSET ALLOCATION(1)
(AS OF 12/31/98)               [PIE CHART]          [PIE CHART]          [PIE CHART]
----------------------------------------------------------------------------------------
CURRENT ALLOCATION RANGES(2)
    STOCKS                       15%-45%              30%-70%             40%-100%
    BONDS                        55%-85%              30%-70%              0%-60%

CURRENT TARGET
ASSET ALLOCATION               [PIE CHART]          [PIE CHART]          [PIE CHART]
----------------------------------------------------------------------------------------

------------------------------

(1) The portfolio's composition is subject to change. Percentages shown are percentages of portfolio value.

(2) Under normal market conditions, each portfolio is currently managed within the strategic asset allocation ranges shown, based on the Portfolio Manager's evaluation of the anticipated returns and risks for the various asset classes in the near term. The portfolio will change its focus over time, increasingly emphasizing capital preservation as it nears its target time horizon. After a portfolio reaches its time horizon target date, it is anticipated that it will continue to be managed with a predominant emphasis on capital preservation.

LETTER  FROM  THE  INVESTMENT  ADVISER

Dear Shareholder:


                                                            [PHOTO OF JOHNSEN]
We are pleased to share with you the semi-annual             David R. Johnsen
report dated December 31, 1998, for the Time               Senior Vice President
Horizon Funds. As of this date, total combined net         Bank of America NT&SA
assets in the Time Horizon Funds Portfolio 1, 2 and         Investment Advisors
3 were $143.5 million.                                           Division
                                                          Mr. Johnsen plays a key
Investment returns in the Funds for the six month          role in the portfolio
period ended December 31, 1998 were 5.42% for             management of the Time
PORTFOLIO 1, 5.06% for PORTFOLIO 2 and -2.01% for              Horizon Funds
PORTFOLIO 3. These returns were influenced more by
the stock market, especially during the last three
months of the year.

The market hit its trough early in the quarter on October 7, but then recovered quickly, as the Federal Reserve Board and other central bankers moved to ease interest rates in a semi-coordinated manner. These moves quelled immediate market fears of a global credit crunch and propelled the Standard & Poor's 500 Composite Stock Price Index (S&P 500)* to a 21.30% return in the fourth quarter and 10.54% for the last six months. The Standard & Poor's MidCap 400 Index** returned 28.19% for the quarter, and 9.64% for the last six months. The strong MidCap returns were propelled by internet stock American Online, the largest stock in the index, which soared to new highs (+586% for the year) and was added to the S&P 500 as of December 31, 1998. Small Company stocks, as represented by the Standard & Poor's SmallCap 600 Index***, bounced back 17.60% during the quarter but ended the six months down 7.0%. International stocks represented by the Morgan Stanley Capital International Europe, Australia, Far East Index

---------------
* The Standard & Poor's 500 Composite Stock Price Index is a market-capitalization weighted index that measures the value of 400 industrial stocks, 60 transportation and utility company stocks and 40 financial issues. It is unmanaged and unavailable for investment.

** The Standard & Poor's MidCap 400 Index is an unmanaged, capitalization-weighted index of 400 common stocks. It is unavailable for investment.

*** The Standard & Poor's SmallCap 600 Index is a market-capitalization weighted index consisting of 600 common stocks that capture the economic and industry characteristics of small company stock performance. It is unmanaged and unavailable for investment.

(EAFE Index)+ returned 20.66% for the quarter and 3.58% for the last six months, primarily from strong European market returns. The fixed income markets continued down their path of steady returns as the broad fixed income market, represented by the Lehman Brothers Aggregate Bond Index++ returned 4.83% for the six months. The solid returns in the fixed income markets primarily are attributable to the low inflation and moderate growth economic environment. As a result, interest rates continue to decline.

The Funds continued to pursue their long term total return objectives through diversified investments in four main asset classes: US stocks, foreign stocks, bonds and cash. As of December 31, 1998, TIME HORIZON 1'S asset mix was 63% Fixed Income, 32% Domestic Stocks, 4.7% Foreign Stocks and 0.3% Cash. TIME HORIZON 2'S asset mix was 51% Fixed Income, 39% Domestic Stocks, 9% Foreign Stocks and 1% Cash. TIME HORIZON 3'S asset mix was 37% Fixed Income, 55% Domestic Stocks, 8% Foreign Stocks and 0% Cash. Each Fund's asset mix as described above reflects shareholders' current time horizons: approximately the year 2005, 2015 and 2025 for Time Horizon Portfolio 1, Portfolio 2, and Portfolio 3, respectively.

Thank you for your support of Time Horizon Funds and we look forward to helping you meet your investment objectives during 1999 and beyond.

                                           Sincerely,

                                           /s/ David R. Johnsen
                                           David R. Johnsen

---------------
+ The Morgan Stanley Capital International Europe, Australia, Far East Index is an unmanaged capitalization-weighted index that tracks stocks traded in twenty countries in Europe, Australia and the Far East. It is unavailable for investment.

++ The Lehman Brothers Aggregate Bond Index includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. It is unmanaged and unavailable for investment.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMON STOCK -- 31.1%
AEROSPACE/DEFENSE -- 0.5%
  Cordant Technologies, Inc...............................        600    $    22,500
  Goodrich (B.F.) Co......................................        400         14,350
  Sundstrand Corp.........................................        600         31,125
  United Technologies Corp................................      1,200        130,500
                                                                         -----------
                                                                             198,475
                                                                         -----------
AIRLINES -- 0.2%
  Alaska Air Group, Inc.*.................................        400         17,700
  AMR Corp.*..............................................        400         23,750
  UAL Corp.*..............................................        300         17,906
                                                                         -----------
                                                                              59,356
                                                                         -----------
APPAREL/TEXTILE -- 0.2%
  Jones Apparel Group, Inc.*..............................      1,400         30,887
  Tommy Hilfiger Corp.*...................................        900         54,000
                                                                         -----------
                                                                              84,887
                                                                         -----------
AUTOMOTIVE -- 0.5%
  Arvin Industries, Inc...................................        700         29,181
  Dana Corp...............................................        500         20,437
  Ford Motor Co...........................................      2,000        117,375
  Meritor Automotive, Inc.................................      1,200         25,425
                                                                         -----------
                                                                             192,418
                                                                         -----------
BANKS/SAVINGS & LOANS -- 2.8%
  AmSouth Bancorporation..................................      1,250         57,031
  Astoria Financial Corp..................................        300         13,725
  Banc One Corp...........................................      1,800         91,912
  Bank of New York Co., Inc...............................      2,100         84,525
  Chase Manhattan Corp....................................      1,200         81,675
  Citigroup, Inc..........................................      1,050         51,975
  City National Corp......................................      1,400         58,275
  Dime Bancorp, Inc.......................................      1,700         44,944
  First Union Corp........................................      2,200        133,787
  Fleet Financial Group, Inc..............................      2,900        129,594
  Mellon Bank Corp........................................      1,300         89,375
  National City Corp......................................        500         36,250
  North Fork Bancorporation, Inc..........................      2,400         57,450
  Old Kent Financial Corp.................................      1,640         76,260
  Wells Fargo Co..........................................      2,000         79,875
                                                                         -----------
                                                                           1,086,653
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
BEVERAGES -- 0.7%
  Anheuser-Busch Cos., Inc................................      1,200    $    78,750
  Coca-Cola Co............................................      1,600        107,000
  Coca-Cola Enterprises, Inc..............................        600         21,450
  Coors, (Adolph) Co., Class B............................        300         16,931
  PepsiCo, Inc............................................        700         28,656
                                                                         -----------
                                                                             252,787
                                                                         -----------
BUILDING RELATED/APPLIANCE -- 0.4%
  Centex Corp.............................................        800         36,050
  Miller (Herman), Inc....................................      1,000         26,875
  Mohawk Industries, Inc.*................................        500         21,031
  Shaw Industries, Inc....................................      1,200         29,100
  Southdown, Inc..........................................        500         29,594
  USG Corp................................................        300         15,281
                                                                         -----------
                                                                             157,931
                                                                         -----------
CHEMICALS -- 0.6%
  Air Products & Chemicals, Inc...........................      1,200         48,000
  Crompton & Knowles Corp.................................      1,200         24,825
  Dow Chemical Co.........................................        700         63,656
  Du Pont, (E.I.) de Nemours & Co.........................        600         31,837
  Ecolab, Inc.............................................        600         21,712
  Schulman (A.), Inc......................................        500         11,344
  Solutia, Inc............................................      2,200         49,225
                                                                         -----------
                                                                             250,599
                                                                         -----------
COMMERCIAL SERVICES -- 0.4%
  ACNielsen Corp.*........................................      1,200         33,900
  Fluor Corp..............................................        800         34,050
  Galileo International, Inc..............................        300         13,050
  Omnicom Group...........................................        600         34,800
  Robert Half International, Inc.*........................        800         35,750
                                                                         -----------
                                                                             151,550
                                                                         -----------
COMMUNICATIONS -- 1.1%
  American Power Conversion Corp.*........................      1,100         53,281
  Cisco Systems, Inc.*....................................      1,650        153,141
  Lucent Technologies, Inc................................      1,400        154,000
  Tellabs, Inc.*..........................................        800         54,850
                                                                         -----------
                                                                             415,272
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMPUTER HARDWARE -- 2.0%
  Dell Computer Corp.*....................................      2,600    $   190,287
  EMC Corp.*..............................................      2,500        212,500
  International Business Machines Corp....................        400         73,900
  Lexmark International Group, Inc.*......................        800         80,400
  NCR Corp.*..............................................        800         33,400
  Solectron Corp.*........................................        500         46,469
  Storage Technology Corp.*...............................        600         21,337
  Sun Microsystems, Inc.*.................................      1,000         85,625
  Symbol Technologies, Inc................................        750         47,953
                                                                         -----------
                                                                             791,871
                                                                         -----------
COMPUTER SERVICES & SOFTWARE -- 1.9%
  BMC Software, Inc.*.....................................        400         17,825
  Citrix Systems, Inc. *..................................        400         38,825
  Computer Associates International, Inc..................        500         21,312
  Compuware Corp.*........................................      1,100         85,937
  Electronic Arts, Inc.*..................................        400         22,450
  HBO & Co................................................      1,200         34,425
  Keane, Inc.*............................................        600         23,962
  Microsoft Corp.*........................................      2,500        346,719
  Network Associates, Inc.*...............................        950         62,937
  Oracle Corp.*...........................................      1,500         64,687
  Rational Software Corp.*................................        600         15,900
                                                                         -----------
                                                                             734,979
                                                                         -----------
COSMETICS & TOILETRIES -- 0.9%
  Avon Products, Inc......................................      1,400         61,950
  Clorox Co...............................................        400         46,725
  Dial Corp...............................................      1,500         43,312
  Kimberly-Clark Corp.....................................        800         43,600
  Procter & Gamble Co.....................................      1,600        146,100
                                                                         -----------
                                                                             341,687
                                                                         -----------
ELECTRICAL EQUIPMENT -- 0.9%
  General Electric Co.....................................      2,800        285,775
  PECO Energy Co..........................................      1,600         66,600
                                                                         -----------
                                                                             352,375
                                                                         -----------
ENERGY RELATED -- 0.2%
  Allied Waste Industries, Inc.*..........................        500         11,812
  Tidewater, Inc..........................................        700         16,231
  Transocean Offshore, Inc................................      2,000         53,625
                                                                         -----------
                                                                              81,668
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
ENTERTAINMENT -- 0.7%
  Carnival Corp...........................................      1,600    $    76,800
  GTECH Holdings Corp.*...................................        700         17,937
  King World Productions, Inc.*...........................        900         26,494
  Time Warner, Inc........................................      2,200        136,537
                                                                         -----------
                                                                             257,768
                                                                         -----------
FINANCIAL SERVICES -- 0.7%
  American Express Co.....................................      1,000        102,250
  Countrywide Credit Industries, Inc......................        700         35,131
  Edwards (A.G.), Inc.....................................      1,000         37,250
  Morgan Stanley Dean Witter Discover & Co................      1,000         71,000
  Providian Financial Corp................................        600         45,000
                                                                         -----------
                                                                             290,631
                                                                         -----------
FOOD & RELATED -- 0.7%
  ConAgra, Inc............................................      1,400         44,100
  Earthgrains Co..........................................        600         18,562
  Flowers Industries, Inc.................................      1,000         23,937
  Heinz (H.J.) Co.........................................        700         39,637
  IBP, Inc................................................      1,100         32,037
  Quaker Oats Co..........................................      1,000         59,500
  Ralcorp Holdings, Inc.*.................................      1,200         21,900
  SYSCO Corp..............................................        700         19,206
  Vlasic Foods International, Inc.*.......................        600         14,287
                                                                         -----------
                                                                             273,166
                                                                         -----------
HOSPITAL MANAGEMENT -- 0.3%
  Health Management Associates, Inc.*.....................      1,150         24,869
  Lincare Holdings, Inc.*.................................        600         24,337
  Omnicare, Inc...........................................        400         13,900
  United Healthcare Corp..................................        800         34,450
  Wellpoint Health Networks, Inc.*........................        300         26,100
                                                                         -----------
                                                                             123,656
                                                                         -----------
HOSPITAL SUPPLY -- 1.0%
  Abbott Laboratories.....................................      2,500        122,500
  Allegiance Corp.........................................      1,400         65,275
  Biomet, Inc.............................................      2,000         80,500
  Guidant Corp............................................        600         66,150
  Hillenbrand Industries, Inc.............................        500         28,437
  Johnson & Johnson Co....................................        400         33,550
                                                                         -----------
                                                                             396,412
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
INSURANCE -- 1.0%
  AFLAC, Inc..............................................      1,400    $    61,600
  Allstate Corp...........................................      1,800         69,525
  AMBAC Financial Group, Inc..............................        600         36,112
  American General Corp...................................      1,000         78,000
  Conseco, Inc............................................      2,000         61,125
  Hartford Financial Services, Inc........................      1,300         71,337
  PMI Group, Inc..........................................        300         14,812
                                                                         -----------
                                                                             392,511
                                                                         -----------
MACHINERY & EQUIPMENT -- 0.3%
  Briggs & Stratton Corp..................................        500         24,937
  Ingersoll-Rand Co.......................................        900         42,244
  McDermott International, Inc............................        700         17,281
  Trinity Industries, Inc.................................        700         26,950
                                                                         -----------
                                                                             111,412
                                                                         -----------
METALS & MINING -- 0.3%
  Aluminum Company of America.............................        400         29,825
  Martin Marietta Materials, Inc..........................        800         49,750
  USX-U.S. Steel Group, Inc...............................      1,700         39,100
                                                                         -----------
                                                                             118,675
                                                                         -----------
MULTI - INDUSTRY -- 0.7%
  AlliedSignal, Inc.......................................        800         35,450
  Crane Co................................................        900         27,169
  Honeywell, Inc..........................................        800         60,250
  Pentair, Inc............................................        600         23,888
  Tyco International Ltd..................................      1,800        135,788
                                                                         -----------
                                                                             282,545
                                                                         -----------
OIL (DOMESTIC) -- 0.4%
  Ashland, Inc............................................        700         33,863
  Murphy Oil Corp.........................................        500         20,625
  Philips Petroleum Co....................................        900         38,363
  Sunoco, Inc.............................................        600         21,638
  USX-Marathon Group......................................      1,300         39,163
                                                                         -----------
                                                                             153,652
                                                                         -----------
OIL (INTERNATIONAL) -- 1.1%
  Chevron Corp............................................      1,000         82,938
  Exxon Corp..............................................      2,900        212,063
  Mobil Corp..............................................      1,300        113,263
                                                                         -----------
                                                                             408,264
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
PAPER & FOREST PRODUCTS -- 0.4%
  American Greetings Corp.................................        800    $    32,850
  Fort James Corp.........................................        600         24,000
  Georgia Pacific Corp....................................      1,000         23,813
  Owens-Illinois, Inc.*...................................      2,000         61,250
                                                                         -----------
                                                                             141,913
                                                                         -----------
PHARMACEUTICALS -- 2.3%
  Biogen, Inc.*...........................................      1,400        116,200
  Bristol-Meyers Squibb Co................................      1,100        147,194
  Cardinal Health, Inc....................................        300         22,763
  Lilly, (Eli) & Co.......................................      1,300        115,538
  Merck & Co., Inc........................................        400         59,075
  Mylan Laboratories, Inc.................................      1,000         31,500
  Pfizer, Inc.............................................        600         75,263
  Schering-Plough Corp....................................      3,400        187,850
  Warner-Lambert Co.......................................      1,200         90,225
  Watson Pharmaceuticals, Inc.*...........................        700         44,013
                                                                         -----------
                                                                             889,621
                                                                         -----------
PRINTING & PUBLISHING -- 0.5%
  Houghton Mifflin Co.....................................        400         18,900
  McGraw-Hill Cos., Inc...................................        500         50,938
  New York Times Co., Class A.............................        700         24,281
  Viacom, Inc., Class B*..................................      1,100         81,400
                                                                         -----------
                                                                             175,519
                                                                         -----------
RESTAURANTS/LODGING -- 0.3%
  Bob Evans Farms, Inc....................................      1,000         26,063
  Brinker International, Inc.*............................      1,000         28,875
  CKE Restaurants, Inc....................................        660         19,429
  McDonald's Corp.........................................        400         30,650
  Promus Hotel Corp.*.....................................        547         17,709
                                                                         -----------
                                                                             122,726
                                                                         -----------
RETAIL -- 1.8%
  Best Buy Co., Inc.*.....................................        900         55,238
  Gap, Inc................................................      1,500         84,375
  Hertz Corp..............................................        400         18,250
  Home Depot, Inc.........................................      1,200         73,425
  Lowe's Cos., Inc........................................      2,000        102,375
  OfficeMax, Inc.*........................................      2,700         32,738
  Ross Stores, Inc........................................        900         35,438
  Staples, Inc.*..........................................        500         21,844
  TJX Cos., Inc...........................................      3,000         87,000
  Wal-Mart Stores, Inc....................................      2,300        187,306
                                                                         -----------
                                                                             697,989
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
RETAIL FOOD/DRUG -- 0.3%
  Albertson's, Inc........................................        600    $    38,213
  Safeway, Inc.*..........................................      1,100         67,031
                                                                         -----------
                                                                             105,244
                                                                         -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 1.2%
  Altera Corp.*...........................................        700         42,613
  Comverse Technology, Inc.*..............................        300         21,300
  Intel Corp..............................................      2,200        260,838
  Maxim Integrated Products, Inc.*........................      1,400         61,163
  Microchip Technology, Inc.*.............................      1,100         40,700
  PMC-Sierra, Inc.*.......................................        300         18,938
  Xilinx, Inc.*...........................................        400         26,050
                                                                         -----------
                                                                             471,602
                                                                         -----------
TOBACCO -- 0.3%
  Philip Morris Cos., Inc.................................      2,500        133,750
                                                                         -----------
TRANSPORTATION -- 0.1%
  Burlington Northern Santa Fe Corp.......................        900         30,375
  CNF Transportation, Inc.................................        400         15,025
                                                                         -----------
                                                                              45,400
                                                                         -----------
UTILITIES - ELECTRIC -- 1.2%
  Allegheny Energy, Inc...................................      1,600         55,200
  BEC Energy..............................................        700         28,831
  CMS Energy Corp.........................................      1,000         48,438
  Conectiv, Inc...........................................      2,000         49,000
  DQE, Inc................................................        750         32,953
  Edison International....................................      1,100         30,663
  Energy East Corp........................................        900         50,850
  FPL Group, Inc..........................................        900         55,463
  FirstEnergy Corp........................................        500         16,281
  Houston Industries, Inc.................................      1,600         51,400
  NIPSCO Industries, Inc..................................      1,000         30,437
  Public Service Co. of New Mexico........................      1,100         22,481
                                                                         -----------
                                                                             471,997
                                                                         -----------
UTILITIES - GAS & PIPELINE -- 0.3%
  Coastal Corp............................................      1,400         48,913
  El Paso Energy Corp.....................................      1,400         48,738
  NICOR, Inc..............................................        700         29,575
                                                                         -----------
                                                                             127,226
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
UTILITIES - TELEPHONE -- 1.9%
  Ameritech Corp..........................................      1,800    $   114,075
  AT&T Corp...............................................      2,000        150,500
  Bell Atlantic Corp......................................      1,400         79,538
  BellSouth Corp..........................................      3,000        149,625
  Century Telephone Enterprises, Inc......................        800         54,000
  Cincinnati Bell, Inc....................................        500         18,906
  MCI Worldcom, Inc.*.....................................      1,500        107,625
  U.S. WEST, Inc..........................................      1,200         77,550
                                                                         -----------
                                                                             751,819
                                                                         -----------
TOTAL COMMON STOCK (COST $8,433,441)......................                12,096,006
                                                                         -----------
INVESTMENT COMPANIES -- 5.2%
  T-Rowe Price Foreign Equity Fund........................     70,100      1,261,099
  T-Rowe Price International Equity Fund..................     50,500        756,995
                                                                         -----------
TOTAL INVESTMENT COMPANIES (COST $1,767,444)..............                 2,018,094
                                                                         -----------

                                                            PRINCIPAL
                                                             AMOUNT
                                                            ---------
ASSET BACKED SECURITIES -- 1.4%
  CPS Auto Grantor Trust, Series 1997-3, Class A1, 6.10%,
    12/15/02..............................................  $ 142,645        143,807
  First USA Credit Card Master Trust, Series 1997-6, Class
    A, 6.42%, 03/17/05....................................    400,000        409,168
                                                                         -----------
TOTAL ASSET BACKED SECURITIES
  (COST $541,911).........................................                   552,975
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL      MARKET
                   SECURITY DESCRIPTION                      AMOUNT         VALUE
                   --------------------                     ---------      ------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.8%
  Access Financial Mortgage Loan Trust, Series 1997-3,
    Class A, 6.565%, 05/18/24.............................  $ 175,000    $   175,768
  American Express Master Trust, Series 1998-1, Class A,
    5.90%, 04/15/04.......................................    400,000        416,132
  Banc One Auto Grantor Trust, Series 1997-B, Class A,
    6.29%, 07/20/04.......................................    331,792        334,590
  Chase Credit Card Master Trust, Series 1997-2, Class A,
    6.30%, 04/15/03.......................................    500,000        508,316
  Chase Manhattan Credit Card Master Trust, Series 1996-4,
    Class A, 6.73%, 02/15/03..............................    500,000        502,754
  ContiMortgage Home Equity Loan Trust, Series 1998-1,
    Class A, 6.28%, 01/15/13..............................    500,000        513,018
  EQCC Home Equity Loan Trust, Series 1997-2, Class A,
    6.72%, 02/15/12.......................................    175,000        178,260
  First Plus Home Improvement Loan Trust, Series 1996-3,
    Class A, 7.60%, 09/20/14..............................    350,000        364,221
  First Plus Home Loan Trust, Series 1997-1, Class A6,
    6.95%, 12/10/15.......................................    275,000        275,836
  First Plus Home Loan Trust, Series 1998-2, Class A,
    6.23%, 06/10/10.......................................    500,000        497,344
  Navistar Financial Corp. Owner Trust, Series 1998-1,
    Class A, 5.94%, 11/15/04..............................    323,662        326,746
  Nomura Asset Securities Corp., Series 1998-D6, Class A,
    6.28%, 03/15/30.......................................    474,787        487,203
  Premier Auto Trust, Series 1998-2, Class A, 5.77%,
    01/06/02..............................................    375,000        378,401
  Sears Credit Acceptance Master Trust, Series 1998-1,
    Class A, 5.80%, 08/15/05..............................    400,000        401,308
                                                                         -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $5,309,224).............................................                 5,359,897
                                                                         -----------
CORPORATE OBLIGATIONS -- 18.7%
BANKS/SAVINGS & LOANS -- 1.9%
  Banc One Corp., 6.375%, 10/01/02........................    525,000        543,375
  Norwest Corp., 6.55%, 12/01/06..........................    175,000        184,406
                                                                         -----------
                                                                             727,781
                                                                         -----------
COMPUTER HARDWARE -- 1.3%
  International Business Machines Corp., 6.375%,
    06/15/20..............................................    500,000        508,125
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL      MARKET
                   SECURITY DESCRIPTION                      AMOUNT         VALUE
                   --------------------                     ---------      ------
FINANCIAL SERVICES -- 11.7%
  Bear Stearns Cos., Inc., 6.75%, 05/01/01................  $ 400,000    $   409,000
  Chrysler Financial Corp., 6.95%, 03/25/02...............    500,000        521,875
  Countrywide Home Loan, 7.45%, 09/16/03..................    200,000        211,250
  General Motors Acceptance Corp., 6.75%, 02/07/02........    250,000        258,125
  Household Finance Corp., 6.875%, 03/01/07...............    250,000        264,063
  Household Netherlands BV, 6.125%, 03/01/03..............    200,000        203,500
  International Lease Finance Corp., 6.875%, 05/01/01.....    500,000        516,875
  Merrill Lynch & Co., Inc., 6.00%, 01/15/01..............    350,000        353,500
  Morgan Stanley Dean Witter Discover & Co., 8.10%,
    06/24/02..............................................    750,000        806,250
  Sears Roebuck Acceptance Corp., 6.15%, 11/15/05.........    500,000        506,250
  Smithkline Beecham Corp., 6.625%, 10/01/01..............    500,000        520,000
                                                                         -----------
                                                                           4,570,688
                                                                         -----------
MULTI-INDUSTRY -- 1.3%
  Honeywell, Inc., 6.75%, 03/15/02........................    500,000        520,625
                                                                         -----------
RETAIL -- 0.9%
  Wal-Mart Stores, Inc., 7.25%, 06/01/13..................    305,000        350,750
                                                                         -----------
UTILITIES - ELECTRIC -- 0.7%
  Southern California Edison Note, 6.50%, 06/01/01........    265,000        272,288
                                                                         -----------
UTILITIES - TELEPHONE -- 0.9%
  AT&T Corp., 8.625%, 12/01/31............................    300,000        335,250
                                                                         -----------
TOTAL CORPORATE OBLIGATIONS
  (COST $7,014,226).......................................                 7,285,507
                                                                         -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.8%
  FannieMae, 7.50%, 06/01/03..............................    178,465        182,648
  FannieMae, 7.00%, 06/01/04..............................    235,783        240,793
  FannieMae, 6.48%, 06/28/04..............................    750,000        796,384
  FannieMae, 5.75%, 06/15/05..............................    750,000        777,726
  FannieMae, 6.50%, 01/01/06..............................    234,777        236,318
  FannieMae, 7.50%, 10/01/11..............................    494,224        508,278
  Federal Home Loan Mortgage Corp., 8.00%, 01/01/04.......     70,527         72,158
  Federal Home Loan Mortgage Corp., 7.00%, 05/01/04.......    234,623        239,315
                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
  $2,946,409).............................................                 3,053,620
                                                                         -----------
U.S. TREASURY OBLIGATIONS -- 21.0%
U.S. TREASURY BILLS -- 0.7%
  U.S. Treasury Bill, 4.05-4.15%, 01/07/99................    177,000        176,880
  U.S. Treasury Bill, 3.95%, 01/14/99.....................     27,000         26,961
  U.S. Treasury Bill, 4.34-4.48%, 01/21/99................     60,000         59,852
  U.S. Treasury Bill, 4.26%, 03/11/99.....................      9,000          8,928
                                                                         -----------
                                                                             272,621
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUND -- PORTFOLIO 1
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Concluded
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL      MARKET
                   SECURITY DESCRIPTION                      AMOUNT         VALUE
                   --------------------                     ---------      ------
U.S. TREASURY NOTES -- 20.3%
  U.S. Treasury Note, 6.375%, 05/15/99....................  $ 750,000    $   754,739
  U.S. Treasury Note, 6.75%, 05/31/99.....................    775,000        781,608
  U.S. Treasury Note, 5.875%, 11/15/99....................  1,000,000      1,010,334
  U.S. Treasury Note, 6.25%, 08/31/00.....................  1,142,000      1,170,830
  U.S. Treasury Note, 6.125%, 09/30/00....................    965,000        988,720
  U.S. Treasury Note, 5.25%, 01/31/01.....................    500,000        506,240
  U.S. Treasury Note, 6.625%, 06/30/01....................    200,000        209,326
  U.S. Treasury Note, 6.25%, 02/15/03.....................    690,000        729,109
  U.S. Treasury Note, 6.50%, 10/15/06.....................    600,000        667,181
  U.S. Treasury Note, 6.25%, 02/15/07.....................  1,000,000      1,099,336
                                                                         -----------
                                                                           7,917,423
                                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $7,959,223).......................................                 8,190,044
                                                                         -----------
TOTAL INVESTMENTS (COST $33,971,878) (A) -- 99.0%.........                38,556,143
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.............                   388,342
                                                                         -----------
NET ASSETS -- 100.0%......................................               $38,944,485
                                                                         ===========
Percentages indicated are based on net assets of $38,944,485.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately
    $5,917. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation.................................  $4,766,621
  Unrealized depreciation.................................    (188,273)
                                                            ----------
  Net unrealized appreciation.............................  $4,578,348
                                                            ==========
* Non-income producing securities.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMON STOCK -- 43.4%
AEROSPACE/DEFENSE -- 0.7%
  Alliant Techsystems, Inc.*..............................        400    $    32,975
  Cordant Technologies, Inc. .............................      1,300         48,750
  Goodrich (B.F.) Co. ....................................        500         17,937
  Sundstrand Corp. .......................................      1,400         72,625
  United Technologies Corp. ..............................      1,500        163,125
                                                                         -----------
                                                                             335,412
                                                                         -----------
AIRLINES -- 0.2%
  Alaska Air Group, Inc.*.................................      1,000         44,250
  AMR Corp.*..............................................        800         47,500
  UAL Corp.*..............................................        300         17,906
                                                                         -----------
                                                                             109,656
                                                                         -----------
APPAREL/TEXTILE -- 0.4%
  Burlington Industries, Inc.*............................      1,300         14,300
  Jones Apparel Group, Inc.*..............................      3,000         66,187
  Nautica Enterprises, Inc.*..............................        800         12,000
  Tommy Hilfiger Corp.*...................................      1,600         96,000
                                                                         -----------
                                                                             188,487
                                                                         -----------
AUTOMOTIVE -- 0.7%
  Arvin Industries, Inc. .................................      1,700         70,869
  Dana Corp. .............................................        600         24,525
  Ford Motor Co. .........................................      2,900        170,194
  Meritor Automotive, Inc. ...............................      3,000         63,562
  Superior Industries International, Inc. ................        500         13,906
                                                                         -----------
                                                                             343,056
                                                                         -----------
BANKS/SAVINGS & LOANS -- 3.9%
  AmSouth Bancorporation..................................      2,825        128,891
  Astoria Financial Corp. ................................      1,300         59,475
  Banc One Corp. .........................................      2,400        122,550
  Bank of New York Co., Inc. .............................      2,700        108,675
  Chase Manhattan Corp. ..................................      1,500        102,094
  Citigroup, Inc. ........................................      1,350         66,825
  City National Corp. ....................................      3,200        133,200
  Commerce Bancorp, Inc. .................................        375         19,687
  Cullen/Frost Bankers, Inc. .............................        500         27,437
  Dime Bancorp, Inc. .....................................      4,000        105,750
  Downey Financial Corp. .................................        900         22,894
  First Union Corp. ......................................      2,800        170,275
  FirstFed Financial Corp.*...............................      1,000         17,875
  Fleet Financial Group, Inc. ............................      3,700        165,344
  HUBCO, Inc. ............................................        600         18,075
  Mellon Bank Corp. ......................................      1,600        110,000
  National City Corp. ....................................      1,100         79,750
  North Fork Bancorporation, Inc. ........................      5,400        129,262

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
BANKS/SAVINGS & LOAN -- (CONTINUED)
  Old Kent Financial Corp. ...............................      3,795    $   176,467
  Trustmark Corp. ........................................        800         18,100
  Wells Fargo Co. ........................................      3,000        119,812
                                                                         -----------
                                                                           1,902,438
                                                                         -----------
BEVERAGES -- 0.7%
  Anheuser-Busch Cos., Inc. ..............................      1,500         98,437
  Canandaigua Brands, Inc.*...............................        300         17,344
  Coca-Cola Co. ..........................................      2,000        133,750
  Coca-Cola Enterprises, Inc. ............................        800         28,600
  Coors, (Adolph) Co., Class B............................        600         33,862
  PepsiCo, Inc. ..........................................      1,000         40,937
                                                                         -----------
                                                                             352,930
                                                                         -----------
BUILDING RELATED/APPLIANCE -- 1.0%
  AptarGroup, Inc. .......................................      1,000         28,062
  Centex Corp. ...........................................      1,100         49,569
  Hughes Supply, Inc. ....................................        400         11,700
  Interface, Inc. ........................................      1,100         10,209
  M.D.C. Holdings, Inc. ..................................      1,200         25,650
  Miller (Herman), Inc. ..................................      2,400         64,500
  Mohawk Industries, Inc.*................................      2,100         88,331
  Ryland Group, Inc. .....................................      1,100         31,762
  Shaw Industries, Inc. ..................................      2,800         67,900
  Southdown, Inc. ........................................      1,600         94,700
  USG Corp. ..............................................        700         35,656
                                                                         -----------
                                                                             508,039
                                                                         -----------
CHEMICALS -- 0.9%
  Air Products & Chemicals, Inc. .........................      1,600         64,000
  Crompton & Knowles Corp. ...............................      2,600         53,787
  Dow Chemical Co. .......................................        900         81,844
  Du Pont, (E.I.) de Nemours & Co. .......................        700         37,144
  Ecolab, Inc. ...........................................      1,300         47,044
  GenCorp, Inc. ..........................................        900         22,444
  Schulman (A.), Inc. ....................................      1,400         31,763
  Scotts Co., Class A*....................................        700         26,906
  Solutia, Inc. ..........................................      4,300         96,212
                                                                         -----------
                                                                             461,144
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMERCIAL SERVICES -- 0.9%
  ACNielsen Corp.*........................................      2,800    $    79,100
  ADVO, Inc.*.............................................        400         10,550
  Fluor Corp. ............................................      1,000         42,562
  Galileo International, Inc. ............................        800         34,800
  Interim Services, Inc.*.................................        800         18,700
  MedQuist, Inc.*.........................................        600         23,700
  Modis Professional Services, Inc.*......................        300          4,350
  Omnicom Group...........................................      1,400         81,200
  Personnel Group of America, Inc.*.......................        500          8,750
  Renters Choice, Inc.*...................................        400         12,700
  Robert Half International, Inc.*........................      1,800         80,437
  Valassis Communications, Inc.*..........................        400         20,650
                                                                         -----------
                                                                             417,499
                                                                         -----------
COMMUNICATIONS -- 1.3%
  American Power Conversion Corp.*........................      2,600        125,937
  Cisco Systems, Inc.*....................................      2,100        194,906
  Level One Communications, Inc.*.........................        600         21,300
  Lucent Technologies, Inc. ..............................      1,800        198,000
  Tellabs, Inc.*..........................................      1,000         68,562
  Xircom, Inc.*...........................................        800         27,200
                                                                         -----------
                                                                             635,905
                                                                         -----------
COMPUTER HARDWARE -- 2.4%
  Dell Computer Corp.*....................................      3,400        248,837
  EMC Corp.*..............................................      2,400        204,000
  Inacom Corp.*...........................................        500          7,437
  International Business Machines Corp. ..................        400         73,900
  InterVoice, Inc.*.......................................        500         17,250
  Lexmark International Group, Inc.*......................      1,800        180,900
  NCR Corp.*..............................................      1,900         79,325
  Solectron Corp.*........................................        600         55,762
  Storage Technology Corp.*...............................      1,300         46,231
  Sun Microsystems, Inc.*.................................      1,300        111,312
  Symbol Technologies, Inc. ..............................      1,650        105,497
  Tech Data Corp.*........................................        400         16,100
  Zebra Technologies Corp., Class A*......................        500         14,375
                                                                         -----------
                                                                           1,160,926
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMPUTER SERVICES & SOFTWARE -- 2.9%
  Affiliated Computer Services, Inc.*.....................        500    $    22,500
  American Management Systems, Inc.*......................        600         24,000
  BMC Software, Inc.*.....................................        900         40,106
  CIBER, Inc.*............................................        800         22,350
  Citrix Systems, Inc.*...................................      1,000         97,062
  Computer Associates International, Inc. ................        700         29,837
  Compuware Corp.*........................................      2,200        171,875
  Electronic Arts, Inc.*..................................        900         50,512
  HBO & Co. ..............................................      2,900         83,194
  Keane, Inc.*............................................      1,900         75,881
  Macromedia, Inc.*.......................................        700         23,581
  Mercury Interactive Corp.*..............................        400         25,300
  Microsoft Corp.*........................................      3,200        443,800
  National Computer Systems, Inc. ........................        500         18,500
  Network Associates, Inc.*...............................      2,150        142,437
  Oracle Corp.*...........................................      1,700         73,312
  Rational Software Corp.*................................      1,300         34,450
  Sterling Software, Inc.*................................        600         16,237
                                                                         -----------
                                                                           1,394,934
                                                                         -----------
COSMETICS & TOILETRIES -- 0.9%
  Avon Products, Inc. ....................................      1,300         57,525
  Clorox Co. .............................................        600         70,087
  Dial Corp. .............................................      3,300         95,287
  Kimberly-Clark Corp. ...................................      1,000         54,500
  Procter & Gamble Co. ...................................      2,000        182,625
                                                                         -----------
                                                                             460,024
                                                                         -----------
ELECTRICAL EQUIPMENT -- 0.9%
  General Electric Co. ...................................      3,500        357,219
  PECO Energy Co. ........................................      2,000         83,250
                                                                         -----------
                                                                             440,469
                                                                         -----------
ENERGY RELATED -- 0.4%
  Allied Waste Industries, Inc.*..........................      1,200         28,350
  Newfield Exploration Co.*...............................        900         18,787
  Offshore Logistics, Inc.*...............................      1,200         14,250
  Tidewater, Inc. ........................................      1,500         34,781
  Transocean Offshore, Inc. ..............................      3,500         93,844
                                                                         -----------
                                                                             190,012
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
ENTERTAINMENT -- 0.8%
  Carnival Corp. .........................................      2,000    $    96,000
  GTECH Holdings Corp.*...................................      1,600         41,000
  Hollywood Entertainment Corp.*..........................        900         24,525
  King World Productions, Inc. ...........................      1,500         44,156
  Musicland Stores Corp.*.................................      1,100         16,431
  Time Warner, Inc. ......................................      2,800        173,775
                                                                         -----------
                                                                             395,887
                                                                         -----------
FINANCIAL SERVICES -- 1.1%
  American Express Co. ...................................      1,300        132,925
  AmeriCredit Corp.*......................................        400          5,525
  CCB Financial Corp. ....................................        200         11,400
  CMAC Investment Corp. ..................................        300         13,781
  Countrywide Credit Industries, Inc. ....................      1,600         80,300
  Delphi Financial Group, Inc. Class A*...................        408         21,394
  Edwards (A.G.), Inc. ...................................      2,300         85,675
  Legg Mason, Inc. .......................................        600         18,937
  Morgan Stanley Dean Witter Discover & Co. ..............      1,300         92,300
  Providian Financial Corp. ..............................        750         56,250
                                                                         -----------
                                                                             518,487
                                                                         -----------
FOOD & RELATED -- 1.0%
  ConAgra, Inc. ..........................................      1,800         56,700
  Earthgrains Co. ........................................      2,000         61,875
  Flowers Industries, Inc. ...............................      2,300         55,056
  Heinz (H.J.) Co. .......................................        900         50,962
  IBP, Inc. ..............................................      2,500         72,812
  Quaker Oats Co. ........................................      1,400         83,300
  Ralcorp Holdings, Inc.*.................................      3,200         58,400
  SYSCO Corp. ............................................        900         24,694
  Vlasic Foods International, Inc.*.......................      1,400         33,337
                                                                         -----------
                                                                             497,136
                                                                         -----------
HOSPITAL MANAGEMENT -- 0.7%
  Curative Health Services, Inc.*.........................        400         13,400
  Health Management Associates, Inc.*.....................      2,700         58,387
  Lincare Holdings, Inc.*.................................      1,400         56,787
  Mariner Post Acute Network*.............................      1,100          5,019
  Omnicare, Inc. .........................................      1,100         38,225
  United Healthcare Corp. ................................      1,100         47,369
  Universal Health Services, Inc., Class B*...............        700         36,312
  Wellpoint Health Networks, Inc.*........................        800         69,600
                                                                         -----------
                                                                             325,099
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
HOSPITAL SUPPLY -- 1.5%
  Abbott Laboratories.....................................      3,200    $   156,800
  ADAC Laboratories*......................................        500          9,984
  Allegiance Corp. .......................................      3,200        149,200
  Bindley Western Industries, Inc. .......................        400         19,700
  Biomet, Inc. ...........................................      3,400        136,850
  Guidant Corp. ..........................................        600         66,150
  Hillenbrand Industries, Inc. ...........................      1,100         62,562
  Integrated Health Services, Inc. .......................        700          9,887
  Johnson & Johnson Co. ..................................        500         41,937
  Owens & Minor, Inc. ....................................      1,100         17,325
  Patterson Dental Co.*...................................        400         17,400
  Safeskin Corp.*.........................................        400          9,650
  VISX, Inc.*.............................................        300         26,231
                                                                         -----------
                                                                             723,676
                                                                         -----------
INSURANCE -- 1.5%
  AFLAC, Inc. ............................................      3,300        145,200
  Allstate Insurance Corp. ...............................      2,200         84,975
  AMBAC Financial Group, Inc. ............................      1,400         84,262
  American General Corp. .................................      1,400        109,200
  Capital Re Corp. .......................................        800         16,050
  Conseco, Inc. ..........................................      2,600         79,463
  Enhance Financial Services Group, Inc. .................        200          6,000
  Fidelity National Financial, Inc. ......................        550         16,775
  First American Financial Corp. .........................      1,100         35,338
  Fremont General Corp. ..................................      1,000         24,750
  Hartford Financial Services Group, Inc. ................      1,700         93,288
  PMI Group, Inc. ........................................        700         34,563
                                                                         -----------
                                                                             729,864
                                                                         -----------
MACHINERY & EQUIPMENT -- 0.6%
  Applied Power, Inc. ....................................        600         22,650
  Briggs & Stratton Corp. ................................      1,200         59,850
  Graco, Inc. ............................................        300          8,850
  Ingersoll-Rand Co. .....................................      1,100         51,631
  JLG Industries, Inc. ...................................        700         10,938
  Manitowoc Co., Inc. ....................................        700         31,063
  McDermott International, Inc. ..........................      1,600         39,500
  Terex Corp.*............................................        600         17,138
  Trinity Industries, Inc. ...............................      1,600         61,600
                                                                         -----------
                                                                             303,220
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
METALS & MINING -- 0.5%
  Aluminum Company of America.............................        500    $    37,281
  Inland Steel Industries, Inc. ..........................        700         11,813
  Martin Marietta Materials, Inc. ........................      1,900        118,156
  Stillwater Mining Co.*..................................        400         16,400
  Texas Industries, Inc. .................................        700         18,856
  USX-U.S. Steel Group, Inc. .............................      1,600         36,800
                                                                         -----------
                                                                             239,306
                                                                         -----------
MULTI-INDUSTRY -- 0.9%
  AlliedSignal, Inc. .....................................      1,000         44,313
  Crane Co. ..............................................      2,100         63,394
  Honeywell, Inc. ........................................      1,000         75,313
  Mascotech, Inc. ........................................        900         15,413
  Pentair, Inc. ..........................................      1,400         55,738
  Tyco International Ltd. ................................      2,300        173,506
                                                                         -----------
                                                                             427,677
                                                                         -----------
OIL (DOMESTIC) -- 0.6%
  Ashland, Inc. ..........................................      1,500         72,563
  Cabot Oil & Gas Corp. ..................................        700         10,500
  Devon Energy Corp. .....................................        500         15,344
  Murphy Oil Corp. .......................................      1,100         45,375
  Philips Petroleum Co. ..................................      1,300         55,413
  Sunoco, Inc. ...........................................        800         28,850
  USX-Marathon Group......................................      1,800         54,225
                                                                         -----------
                                                                             282,270
                                                                         -----------
OIL (INTERNATIONAL) -- 1.1%
  Chevron Corp. ..........................................      1,200         99,525
  Exxon Corp. ............................................      3,800        277,875
  Mobil Corp. ............................................      1,700        148,113
                                                                         -----------
                                                                             525,513
                                                                         -----------
PAPER & FOREST PRODUCTS -- 0.6%
  American Greetings Corp. ...............................      1,800         73,913
  Fort James Corp. .......................................        800         32,000
  Georgia Pacific Corp. ..................................      2,200         52,388
  Owens-Illinois, Inc.*...................................      3,600        110,250
                                                                         -----------
                                                                             268,551
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
PHARMACEUTICALS -- 2.8%
  Alpharma, Inc., Class A.................................        800    $    28,250
  Biogen, Inc.*...........................................      2,400        199,200
  Bristol-Meyers Squibb Co. ..............................      1,400        187,338
  Cardinal Health, Inc. ..................................        675         51,216
  Lilly, (Eli) & Co. .....................................      1,700        151,088
  Medimmune, Inc.*........................................        200         19,888
  Merck & Co., Inc. ......................................        600         88,613
  Mylan Laboratories, Inc. ...............................      2,200         69,300
  Pfizer, Inc. ...........................................        800        100,350
  Roberts Pharmaceutical Corp.*...........................        700         15,225
  Schering-Plough Corp. ..................................      4,400        243,100
  Warner-Lambert Co. .....................................      1,500        112,781
  Watson Pharmaceuticals, Inc.*...........................      2,000        125,750
                                                                         -----------
                                                                           1,392,099
                                                                         -----------
PRINTING & PUBLISHING -- 0.6%
  Consolidated Graphics, Inc.*............................        300         20,269
  Houghton Mifflin Co. ...................................      1,000         47,250
  McGraw-Hill Cos., Inc. .................................        600         61,125
  Metro Networks, Inc.*...................................        300         12,788
  New York Times Co., Class A.............................        900         31,219
  Viacom, Inc., Class B*..................................      1,400        103,600
  World Color Press, Inc.*................................        700         21,306
                                                                         -----------
                                                                             297,557
                                                                         -----------
RESTAURANTS/LODGING -- 0.6%
  Bob Evans Farms, Inc. ..................................      2,300         59,944
  Brinker International, Inc.*............................      2,300         66,413
  CEC Entertainment, Inc.*................................        700         19,425
  CKE Restaurants, Inc. ..................................      1,540         45,334
  McDonald's Corp. .......................................        500         38,313
  Promus Hotel Corp.*.....................................      1,210         39,174
  Ruby Tuesday, Inc. .....................................      1,100         23,375
  Ryan's Family Steak Houses, Inc.*.......................      1,700         21,038
                                                                         -----------
                                                                             313,016
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
RETAIL -- 2.4%
  AnnTaylor Stores Corp.*.................................        600    $    23,663
  Best Buy Co., Inc.*.....................................      2,100        128,888
  Cato Corp. Class A......................................        800          7,875
  Gap, Inc. ..............................................      1,950        109,688
  Hertz Corp. ............................................        800         36,500
  Home Depot, Inc. .......................................      1,500         91,781
  Linens 'n Things, Inc.*.................................        400         15,850
  Lowe's Cos., Inc. ......................................      2,000        102,375
  OfficeMax, Inc.*........................................      6,300         76,388
  Pillowtex Corp. ........................................        400         10,700
  Ross Stores, Inc. ......................................      2,800        110,250
  Staples, Inc.*..........................................      1,200         52,425
  TJX Cos., Inc. .........................................      5,000        145,000
  United Stationers, Inc.*................................        200          5,200
  Wal-Mart Stores, Inc. ..................................      2,900        236,169
  Zale Corp.*.............................................        600         19,350
                                                                         -----------
                                                                           1,172,102
                                                                         -----------
RETAIL FOOD/DRUG -- 0.3%
  Albertson's, Inc. ......................................        500         31,844
  Great Atlantic & Pacific Tea Co., Inc. .................        500         14,813
  Richfood Holdings, Inc. ................................        700         14,525
  Safeway, Inc.*..........................................      1,400         85,312
                                                                         -----------
                                                                             146,494
                                                                         -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.0%
  Altera Corp.*...........................................      1,500         91,313
  C-Cube Microsystems, Inc.*..............................        900         24,413
  Comverse Technology, Inc.*..............................        900         63,900
  Hutchinson Technology, Inc.*............................        500         17,812
  Intel Corp. ............................................      2,800        331,975
  Maxim Integrated Products, Inc.*........................      3,200        139,800
  Microchip Technology, Inc.*.............................      3,200        118,400
  Plexus Corp.*...........................................        600         20,325
  PMC-Sierra, Inc.*.......................................        900         56,813
  Sanmina Corp.*..........................................        300         18,750
  Vitesse Semiconductors Corp.*...........................        900         41,063
  Xilinx, Inc.*...........................................        900         58,613
                                                                         -----------
                                                                             983,177
                                                                         -----------
TOBACCO -- 0.4%
  Philip Morris Cos., Inc. ...............................      3,400        181,900
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
TRANSPORTATION -- 0.3%
  Burlington Northern Santa Fe Corp. .....................      1,200    $    40,500
  CNF Transportation, Inc. ...............................        900         33,806
  M.S. Carriers, Inc.*....................................      1,000         32,938
  Rollins Truck Leasing Corp. ............................      2,300         33,925
  USFreightways Corp. ....................................        700         20,388
                                                                         -----------
                                                                             161,557
                                                                         -----------
UTILITIES - ELECTRIC -- 2.1%
  Allegheny Energy, Inc. .................................      3,800        131,100
  BEC Energy..............................................      1,700         70,019
  Calpine Corp.*..........................................        500         12,625
  CMS Energy Corp. .......................................      2,300        111,406
  Conectiv, Inc. .........................................      4,800        117,600
  DQE, Inc. ..............................................      1,750         76,891
  Edison International....................................      1,500         41,813
  Energy East Corp. ......................................      2,100        118,650
  FirstEnergy Corp. ......................................      1,100         35,819
  FPL Group, Inc. ........................................      1,100         67,788
  Houston Industries, Inc. ...............................      2,000         64,250
  NIPSCO Industries, Inc. ................................      2,200         66,963
  Public Service Co. of New Mexico........................      2,600         53,138
  TNP Enterprises, Inc. ..................................        700         26,556
  United Illuminating Co. ................................        300         15,450
                                                                         -----------
                                                                           1,010,068
                                                                         -----------
UTILITIES - GAS & PIPELINE -- 0.6%
  Coastal Corp. ..........................................      1,800         62,888
  El Paso Energy Corp. ...................................      3,200        111,400
  Energen Corp. ..........................................      1,100         21,450
  NICOR, Inc. ............................................      1,600         67,600
  Piedmont Natural Gas Co., Inc. .........................        200          7,225
  Southwest Gas Corp. ....................................        900         24,188
                                                                         -----------
                                                                             294,751
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
UTILITIES - TELEPHONE -- 2.2%
  Ameritech Corp. ........................................      2,400    $   152,100
  AT&T Corp. .............................................      2,600        195,650
  Bell Atlantic Corp. ....................................      1,800        102,263
  BellSouth Corp. ........................................      4,400        219,450
  Century Telephone Enterprises, Inc. ....................      1,850        124,875
  Cincinnati Bell, Inc. ..................................      1,000         37,813
  Inter-Tel, Inc. ........................................        400          9,350
  MCI Worldcom, Inc.*.....................................      2,100        150,675
  U. S. WEST, Inc. .......................................      1,600        103,400
                                                                         -----------
                                                                           1,095,576
                                                                         -----------
TOTAL COMMON STOCK (COST $15,730,212).....................                21,185,914
                                                                         -----------
INVESTMENT COMPANIES -- 9.1%
  T-Rowe Price Foreign Equity Fund........................    125,900      2,264,941
  T-Rowe Price International Equity Fund..................    145,800      2,185,542
                                                                         -----------
TOTAL INVESTMENT COMPANIES (COST $3,937,067)..............                 4,450,483
                                                                         -----------

                                                            PRINCIPAL
                   SECURITY DESCRIPTION                       AMOUNT
                   --------------------                     ---------
ASSET BACKED SECURITIES -- 1.0%
  CPS Auto Grantor Trust, Series 1997-3, Class A1, 6.10%,
    12/15/02..............................................  $  142,645        143,807
  First USA Credit Card Master Trust, Series 1997-6, Class
    A, 6.42%, 03/17/05....................................     350,000        358,022
                                                                          -----------
TOTAL ASSET BACKED SECURITIES (COST $492,001).............                    501,829
                                                                          -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.0%
  Access Financial Mortgage Loan Trust, Series 1997-3,
    Class A, 6.565%, 05/18/24.............................  $  175,000    $   175,768
  American Express Master Trust, Series 1998-1, Class A,
    5.90%, 04/15/04.......................................     300,000        312,099
  Banc One Auto Grantor Trust, Series 1997-B, Class A,
    6.29%, 07/20/04.......................................     265,324        267,561
  Chase Credit Card Master Trust, Series 1997-2, Class A,
    6.30%, 04/15/03.......................................     500,000        508,316
  Chase Manhattan Credit Card Master Trust, Series 1996-4,
    Class A, 6.73%, 02/15/03..............................     500,000        502,754
  EQCC Home Equity Loan Trust, Series 1997-2, Class A,
    6.72%, 02/15/12.......................................     175,000        178,260
  First Plus Home Loan Improvement Trust, Series 1996-3,
    Class A, 7.60%, 09/20/14..............................     350,000        364,221
  First Plus Home Loan Trust, Series 1997-1, Class A6,
    6.95%, 12/10/15.......................................     250,000        250,760
  Navistar Financial Corp. Owner Trust, Series 1998-1,
    Class A, 5.94%, 11/15/04..............................     242,747        245,059
  Nomura Asset Securities Corp., Series 1998-D6, Class A,
    6.28%, 03/15/30.......................................     474,787        487,203
  Premier Auto Trust, Series 1998-2, Class A, 5.77%,
    01/06/02..............................................     325,000        327,947
  Sears Credit Acceptance Master Trust, Series 1998-1,
    Class A, 5.80%, 08/15/05..............................     300,000        300,981
                                                                          -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $3,870,804).............................................                  3,920,929
                                                                          -----------
CORPORATE OBLIGATIONS -- 16.0%
BANKS/SAVINGS & LOANS -- 1.8%
  Banc One Corp., 6.375%, 10/01/02........................     600,000        621,000
  Norwest Corp., 6.55%, 12/01/06..........................     250,000        263,438
                                                                          -----------
                                                                              884,438
                                                                          -----------
COMPUTER HARDWARE -- 1.0%
  International Business Machines Corp., 6.375%,
    06/15/00..............................................     500,000        508,125
                                                                          -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
FINANCIAL SERVICES -- 9.9%
  Bear Stearns Cos., Inc., 6.75%, 05/01/01................  $  400,000    $   409,000
  Chrysler Financial Corp., 6.95%, 03/25/02...............     500,000        521,875
  Countrywide Home Loan, 7.45%, 09/16/03..................     200,000        211,250
  General Motors Acceptance Corp., 6.75%, 02/07/02........     250,000        258,125
  General Motors Acceptance Corp., 5.875%, 01/22/03.......     250,000        251,875
  Household Finance Corp., 6.875%, 03/01/07...............     250,000        264,063
  Household Netherlands BV, 6.125%, 03/01/03..............     200,000        203,500
  International Lease Finance Corp., 6.875%, 05/01/01.....     500,000        516,875
  Merrill Lynch & Co., Inc., 6.00%, 01/15/01..............     350,000        353,500
  Morgan Stanley Dean Witter Discover & Co., 8.10%,
    06/24/02..............................................     250,000        268,750
  Pitney Bowes Credit Corp., 5.65%, 01/15/03..............     275,000        278,781
  Sears Roebuck Acceptance Corp., 6.15%, 11/15/05.........     500,000        506,250
  Smithkline Beecham Corp., 6.625%, 10/01/01..............     500,000        520,000
  Transamerica Finance Corp., 6.375%, 11/15/01............     260,000        261,950
                                                                          -----------
                                                                            4,825,794
                                                                          -----------
FOOD & RELATED -- 0.7%
  Hershey Foods Corp., 6.70%, 10/01/05....................     325,000        350,594
                                                                          -----------
MULTI-INDUSTRY -- 1.1%
  Honeywell, Inc., 6.75%, 03/15/02........................     500,000        520,625
                                                                          -----------
RETAIL -- 0.7%
  Wal-Mart Stores, Inc., 7.25%, 06/01/13..................     300,000        345,000
                                                                          -----------
UTILITIES - ELECTRIC -- 0.3%
  Southern California Edison Note, 6.50%, 06/01/01........     145,000        148,988
                                                                          -----------
UTILITIES - TELEPHONE -- 0.5%
  AT&T Corp., 8.625%, 12/01/31............................     200,000        223,500
                                                                          -----------
TOTAL CORPORATE OBLIGATIONS (COST $7,531,884).............                  7,807,064
                                                                          -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.2%
  FannieMae, 7.50%, 06/01/03..............................     178,465        182,648
  FannieMae, 7.00%, 06/01/04..............................     611,631        624,628
  FannieMae, 6.48%, 06/28/04..............................     750,000        796,384
  FannieMae, 5.75%, 06/15/05..............................     750,000        777,726
  FannieMae, 6.50%, 01/01/06..............................     234,777        236,318
  FannieMae, 7.50%, 10/01/11..............................     247,112        254,139
  Federal Home Loan Mortgage Corp., 8.00%, 01/01/04.......      70,527         72,158
  Federal Home Loan Mortgage Corp., 7.00%, 05/01/04.......     837,938        854,697
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/04.......     191,713        194,230
                                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
  $3,869,222).............................................                  3,992,928
                                                                          -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 2
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Concluded
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL       MARKET
                   SECURITY DESCRIPTION                       AMOUNT         VALUE
                   --------------------                     ---------       ------
U.S. TREASURY OBLIGATIONS -- 12.9%
U.S. TREASURY BILLS -- 1.0%
  U.S. Treasury Bill, 3.95%, 01/14/99.....................  $    8,000    $     7,989
  U.S. Treasury Bill, 4.34-4.52%, 01/21/99................     458,000        456,878
  U.S. Treasury Bill, 4.37%, 03/11/99.....................      11,000         10,912
                                                                          -----------
                                                                              475,779
                                                                          -----------
U.S. TREASURY NOTES -- 11.9%
  U.S. Treasury Note, 6.25%, 08/31/00.....................     592,000        606,945
  U.S. Treasury Note, 6.375%, 03/31/01....................     200,000        207,359
  U.S. Treasury Note, 6.25%, 10/31/01.....................     650,000        677,667
  U.S. Treasury Note, 6.25%, 02/15/03.....................   1,023,000      1,080,983
  U.S. Treasury Note, 6.50%, 05/15/05.....................   1,225,000      1,342,066
  U.S. Treasury Note, 6.50%, 10/15/06.....................     750,000        833,976
  U.S. Treasury Note, 6.25%, 02/15/07.....................   1,000,000      1,099,336
                                                                          -----------
                                                                            5,848,332
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,979,294).........                  6,324,111
                                                                          -----------
TOTAL INVESTMENTS (COST $41,410,484)(a) -- 98.6%..........                 48,183,258
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%.............                    683,435
                                                                          -----------
NET ASSETS -- 100.0%......................................                $48,866,693
                                                                          ===========
Percentages indicated are based on net assets of
  $48,866,693.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax
    purposes by the amount of losses recognized for
    financial reporting purposes in excess of federal
    income tax reporting of approximately $37,211. Cost
    for federal income tax purposes differs from value by
    net unrealized appreciation of securities as follows:
  Unrealized appreciation.................................  $7,286,654
  Unrealized depreciation.................................    (551,091)
                                                            ----------
  Net unrealized appreciation.............................  $6,735,563
                                                            ==========
* Non-income producing securities.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMMON STOCK -- 59.1%
AEROSPACE/DEFENSE -- 0.9%
  Alliant Techsystems, Inc.*..............................        800    $    65,950
  Cordant Technologies, Inc...............................      1,500         56,250
  Goodrich (B.F.) Co......................................      1,000         35,875
  Sundstrand Corp.........................................      1,800         93,375
  United Technologies Corp................................      2,500        271,875
                                                                         -----------
                                                                             523,325
                                                                         -----------
AIRLINES -- 0.3%
  Alaska Air Group, Inc.*.................................      1,200         53,100
  AMR Corp.*..............................................      1,200         71,250
  UAL Corp.*..............................................        700         41,781
                                                                         -----------
                                                                             166,131
                                                                         -----------
APPAREL/TEXTILE -- 0.5%
  Burlington Industries, Inc.*............................      2,200         24,200
  Jones Apparel Group, Inc.*..............................      4,200         92,662
  Nautica Enterprises, Inc.*..............................      1,400         21,000
  Tommy Hilfiger Corp.*...................................      2,300        138,000
                                                                         -----------
                                                                             275,862
                                                                         -----------
AUTOMOTIVE -- 0.9%
  Arvin Industries, Inc. .................................      2,200         91,712
  Dana Corp. .............................................      1,200         49,050
  Ford Motor Co. .........................................      4,800        281,700
  Meritor Automotive, Inc.................................      3,800         80,512
  Superior Industries International, Inc..................        900         25,031
                                                                         -----------
                                                                             528,005
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
BANKS/SAVINGS & LOANS -- 5.3%
  AmSouth Bancorporation..................................      3,625    $   165,391
  Astoria Financial Corp. ................................      1,900         86,925
  Banc One Corp. .........................................      4,100        209,356
  Bank of New York Co., Inc. .............................      4,600        185,150
  Chase Manhattan Corp. ..................................      2,600        176,962
  Citigroup, Inc..........................................      2,250        111,375
  City National Corp. ....................................      4,100        170,662
  Commerce Bancorp, Inc. .................................        625         32,812
  Cullen/Frost Bankers, Inc. .............................        900         49,387
  Dime Bancorp, Inc. .....................................      5,100        134,831
  Downey Financial Corp. .................................      1,400         35,612
  First Union Corp. ......................................      4,800        291,900
  FirstFed Financial Corp.*...............................      1,800         32,175
  Fleet Financial Group, Inc. ............................      6,400        286,000
  Mellon Bank Corp. ......................................      2,800        192,500
  National City Corp. ....................................      1,900        137,750
  North Fork Bancorporation, Inc. ........................      7,000        167,562
  Old Kent Financial Corp. ...............................      4,920        228,780
  Trustmark Corp. ........................................      1,900         42,987
  Wells Fargo Co. ........................................      5,000        199,687
                                                                         -----------
                                                                           2,937,804
                                                                         -----------
BEVERAGES -- 1.1%
  Anheuser-Busch Cos., Inc. ..............................      2,600        170,625
  Canandaigua Brands, Inc.*...............................        500         28,906
  Coca-Cola Co. ..........................................      3,500        234,062
  Coca-Cola Enterprises, Inc. ............................      1,400         50,050
  Coors, (Adolph) Co., Class B............................        800         45,150
  PepsiCo, Inc. ..........................................      1,700         69,594
                                                                         -----------
                                                                             598,387
                                                                         -----------
BUILDING RELATED/APPLIANCE -- 1.3%
  AptarGroup, Inc. .......................................      1,600         44,900
  Centex Corp. ...........................................      1,900         85,619
  Hughes Supply, Inc. ....................................        800         23,400
  Interface, Inc. ........................................      1,900         17,634
  M.D.C. Holdings, Inc. ..................................      2,100         44,887
  Miller (Herman), Inc. ..................................      3,200         86,000
  Mohawk Industries, Inc.*................................      3,100        130,394
  Ryland Group, Inc. .....................................      1,800         51,975
  Shaw Industries, Inc. ..................................      3,600         87,300
  Southdown, Inc. ........................................      2,200        130,212
  USG Corp. ..............................................        900         45,844
                                                                         -----------
                                                                             748,165
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
CHEMICALS -- 1.3%
  Air Products & Chemicals, Inc. .........................      2,700    $   108,000
  Crompton & Knowles Corp. ...............................      3,400         70,337
  Dow Chemical Co. .......................................      1,600        145,500
  Du Pont, (E.I.) de Nemours & Co. .......................      1,300         68,981
  Ecolab, Inc. ...........................................      1,700         61,519
  GenCorp, Inc. ..........................................      1,400         34,912
  Scotts Co., Class A*....................................      1,200         46,125
  Solutia, Inc. ..........................................      6,000        134,250
  Schulman (A.), Inc. ....................................      1,700         38,569
                                                                         -----------
                                                                             708,193
                                                                         -----------
COMMERCIAL SERVICES -- 1.1%
  ACNielsen Corp.*........................................      3,600        101,700
  ADVO, Inc.*.............................................        800         21,100
  Fluor Corp. ............................................      1,800         76,612
  Galileo International, Inc. ............................      1,000         43,500
  Interim Services, Inc.*.................................      1,400         32,725
  MedQuist, Inc.*.........................................      1,000         39,500
  Omnicom Group...........................................      1,800        104,400
  Personnel Group of America, Inc.*.......................        900         15,750
  Renters Choice, Inc.*...................................        900         28,575
  Robert Half International, Inc.*........................      2,300        102,781
  Valassis Communications, Inc.*..........................        800         41,300
                                                                         -----------
                                                                             607,943
                                                                         -----------
COMMUNICATIONS -- 1.8%
  3Com Corp.*.............................................         25          1,120
  American Power Conversion Corp.*........................      3,300        159,844
  Cisco Systems, Inc.*....................................      3,525        327,164
  Level One Communications, Inc.*.........................        900         31,950
  Lucent Technologies, Inc. ..............................      3,000        330,000
  Tellabs, Inc.*..........................................      1,700        116,556
  Xircom, Inc.*...........................................      1,400         47,600
                                                                         -----------
                                                                           1,014,234
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
COMPUTER HARDWARE -- 3.3%
  Dell Computer Corp.*....................................      5,800    $   424,487
  EMC Corp.*..............................................      4,200        357,000
  InaCom Corp.*...........................................        800         11,900
  International Business Machines Corp. ..................        800        147,800
  InterVoice, Inc.*.......................................        900         31,050
  Lexmark International Group, Inc.*......................      2,400        241,200
  NCR Corp.*..............................................      2,400        100,200
  Solectron Corp.*........................................      1,100        102,231
  Storage Technology Corp.*...............................      1,700         60,456
  Sun Microsystems, Inc.*.................................      2,300        196,937
  Symbol Technologies, Inc. ..............................      2,150        137,466
  Tech Data Corp.*........................................        600         24,150
  Zebra Technologies Corp., Class A*......................        800         23,000
                                                                         -----------
                                                                           1,857,877
                                                                         -----------
COMPUTER SERVICES & SOFTWARE -- 3.8%
  Affiliated Computer Services, Inc.*.....................        800         36,000
  American Management Systems, Inc.*......................      1,000         40,000
  BMC Software, Inc.*.....................................      1,200         53,475
  CIBER, Inc.*............................................      1,400         39,112
  Citrix Systems, Inc.*...................................      1,300        126,181
  Computer Associates International, Inc. ................      1,200         51,150
  Compuware Corp.*........................................      3,000        234,375
  Electronic Arts, Inc.*..................................      1,200         67,350
  HBO & Co. ..............................................      3,700        106,144
  Keane, Inc.*............................................      2,600        103,837
  Macromedia, Inc.*.......................................      1,100         37,056
  Mercury Interactive Corp.*..............................        700         44,275
  Microsoft Corp.*........................................      5,500        762,781
  National Computer Systems, Inc. ........................        800         29,600
  Network Associates, Inc.*...............................      2,700        178,875
  Oracle Corp.*...........................................      2,900        125,062
  Rational Software Corp.*................................      1,700         45,050
  Sterling Software, Inc.*................................      1,000         27,062
                                                                         -----------
                                                                           2,107,385
                                                                         -----------
COSMETICS & TOILETRIES -- 1.4%
  Avon Products, Inc. ....................................      2,300        101,775
  Clorox Co. .............................................      1,000        116,812
  Dial Corp. .............................................      4,300        124,162
  Kimberly-Clark Corp. ...................................      1,800         98,100
  Procter & Gamble Co. ...................................      3,500        319,594
                                                                         -----------
                                                                             760,443
                                                                         -----------
ELECTRICAL EQUIPMENT -- 1.4%
  General Electric Co. ...................................      6,100        622,581
  PECO Energy Co. ........................................      3,500        145,687
                                                                         -----------
                                                                             768,268
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
ENERGY RELATED -- 0.5%
  Allied Waste Industries, Inc.*..........................      1,600    $    37,800
  Newfield Exploration Co.*...............................      1,500         31,312
  Offshore Logistics, Inc.*...............................      1,600         19,000
  Pool Energy Service Co.*................................        600          6,487
  Tidewater, Inc. ........................................      2,000         46,375
  Transocean Offshore, Inc. ..............................      5,100        136,744
                                                                         -----------
                                                                             277,718
                                                                         -----------
ENTERTAINMENT -- 1.2%
  Carnival Corp. .........................................      3,400        163,200
  GTECH Holdings Corp.*...................................      2,100         53,813
  Hollywood Entertainment Corp.*..........................      1,500         40,875
  King World Productions, Inc. ...........................      2,200         64,762
  Musicland Stores Corp.*.................................      1,900         28,381
  Polaris Industries, Inc. ...............................        600         23,512
  Time Warner, Inc. ......................................      5,000        310,312
                                                                         -----------
                                                                             684,855
                                                                         -----------
FINANCIAL SERVICES -- 1.5%
  American Express Co. ...................................      2,300        235,175
  AmeriCredit Corp.*......................................        800         11,050
  CCB Financial Corp. ....................................        600         34,200
  CMAC Investment Corp. ..................................        400         18,375
  Countrywide Credit Industries, Inc. ....................      2,100        105,394
  Delphi Financial Group, Inc. Class A*...................        714         37,440
  Edwards (A.G.), Inc. ...................................      2,800        104,300
  Legg Mason, Inc. .......................................      1,200         37,875
  Morgan Stanley Dean Witter Discover & Co. ..............      2,300        163,300
  Providian Financial Corp. ..............................      1,350        101,250
                                                                         -----------
                                                                             848,359
                                                                         -----------
FOOD & RELATED -- 1.3%
  ConAgra, Inc. ..........................................      3,100         97,650
  Earthgrains Co. ........................................      3,000         92,812
  Flowers Industries, Inc. ...............................      3,000         71,812
  Heinz (H.J.) Co. .......................................      1,300         73,612
  IBP, Inc. ..............................................      3,300         96,112
  Quaker Oats Co. ........................................      2,400        142,800
  Ralcorp Holdings, Inc.*.................................      4,300         78,475
  SYSCO Corp. ............................................      1,500         41,156
  Vlasic Foods International, Inc.*.......................      1,800         42,862
                                                                         -----------
                                                                             737,291
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
HOSPITAL MANAGEMENT -- 0.7%
  Curative Health Services, Inc.*.........................        600    $    20,100
  Health Management Associates, Inc.*.....................      3,450         74,606
  Lincare Holdings, Inc.*.................................      1,600         64,900
  Mariner Post Acute Network*.............................      1,900          8,669
  Omnicare, Inc. .........................................      1,000         34,750
  United Healthcare Corp. ................................      1,800         77,513
  Universal Health Services, Inc., Class B*...............      1,200         62,250
  Wellpoint Health Networks, Inc.*........................        700         60,900
                                                                         -----------
                                                                             403,688
                                                                         -----------
HOSPITAL SUPPLY -- 2.0%
  Abbott Laboratories.....................................      5,600        274,400
  ADAC Laboratories*......................................      1,000         19,969
  Allegiance Corp. .......................................      4,200        195,825
  Bindley Western Industries, Inc. .......................        700         34,475
  Biomet, Inc. ...........................................      5,200        209,300
  Guidant Corp. ..........................................      1,100        121,275
  Hillenbrand Industries, Inc. ...........................      1,400         79,625
  Integrated Health Services, Inc. .......................      1,200         16,950
  Johnson & Johnson Co. ..................................        900         75,488
  Owens & Minor, Inc. ....................................      1,900         29,925
  Patterson Dental Co.*...................................        600         26,100
  Safeskin Corp.*.........................................        600         14,475
  VISX, Inc.*.............................................        400         34,975
                                                                         -----------
                                                                           1,132,782
                                                                         -----------
INSURANCE -- 2.1%
  AFLAC, Inc. ............................................      4,200        184,800
  Allstate Corp. .........................................      4,200        162,225
  AMBAC Financial Group, Inc. ............................      1,800        108,338
  American General Corp. .................................      2,400        187,200
  Capital Re Corp. .......................................      1,400         28,088
  Conseco, Inc. ..........................................      4,500        137,531
  Enhance Financial Services Group, Inc. .................        400         12,000
  Equitable Cos., Inc. ...................................        200         11,575
  Fidelity National Financial, Inc. ......................        990         30,195
  First American Financial Corp. .........................      1,700         54,612
  Fremont General Corp. ..................................      1,600         39,600
  Hartford Financial Services, Inc. ......................      3,000        164,625
  PMI Group, Inc. ........................................        800         39,500
                                                                         -----------
                                                                           1,160,289
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
MACHINERY & EQUIPMENT -- 0.8%
  Applied Power, Inc. ....................................        900    $    33,975
  Briggs & Stratton Corp. ................................      1,500         74,813
  Graco, Inc. ............................................        600         17,700
  Ingersoll-Rand Co. .....................................      1,900         89,181
  JLG Industries, Inc. ...................................      1,400         21,875
  Manitowoc Co., Inc. ....................................      1,200         53,250
  McDermott International, Inc. ..........................      2,000         49,375
  Tecumseh Products Co., Class A..........................        100          4,663
  Terex Corp.*............................................      1,100         31,419
  Trinity Industries, Inc. ...............................      2,100         80,850
                                                                         -----------
                                                                             457,101
                                                                         -----------
METALS & MINING -- 0.7%
  Aluminum Company of America.............................        800         59,650
  Inland Steel Industries, Inc. ..........................      1,100         18,563
  Martin Marietta Materials, Inc. ........................      2,500        155,469
  Stillwater Mining Co*...................................        800         32,800
  Texas Industries, Inc. .................................      1,200         32,325
  USX-U.S. Steel Group, Inc. .............................      2,900         66,700
                                                                         -----------
                                                                             365,507
                                                                         -----------
MULTI-INDUSTRY -- 1.2%
  AlliedSignal, Inc. .....................................      1,800         79,763
  Crane Co. ..............................................      2,700         81,506
  Honeywell, Inc. ........................................      1,800        135,563
  Mascotech, Inc. ........................................      1,500         25,688
  Pentair, Inc. ..........................................      1,800         71,663
  Tyco International Ltd. ................................      3,900        294,206
                                                                         -----------
                                                                             688,389
                                                                         -----------
OIL (DOMESTIC) -- 0.8%
  Ashland, Inc. ..........................................      2,000         96,750
  Cabot Oil & Gas Corp. ..................................      1,100         16,500
  Devon Energy Corp. .....................................        900         27,619
  Murphy Oil Corp. .......................................      1,500         61,875
  Philips Petroleum Co. ..................................      2,200         93,775
  Sunoco, Inc. ...........................................      1,300         46,881
  USX-Marathon Group......................................      3,000         90,375
                                                                         -----------
                                                                             433,775
                                                                         -----------
OIL (INTERNATIONAL) -- 1.5%
  Chevron Corp. ..........................................      1,600        132,700
  Exxon Corp. ............................................      6,500        475,313
  Mobil Corp. ............................................      2,900        252,663
                                                                         -----------
                                                                             860,676
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
PAPER & FOREST PRODUCTS -- 0.7%
  American Greetings Corp.................................      2,400    $    98,550
  Fort James Corp. .......................................      1,300         52,000
  Georgia Pacific Corp. ..................................      2,800         66,675
  Owens-Illinois, Inc.*...................................      5,200        159,250
                                                                         -----------
                                                                             376,475
                                                                         -----------
PHARMACEUTICALS -- 4.0%
  Alpharma, Inc. Class A..................................      1,400         49,438
  Biogen, Inc.*...........................................      3,500        290,500
  Bristol-Meyers Squibb Co. ..............................      2,400        321,150
  Cardinal Health, Inc. ..................................        825         62,597
  Lilly (Eli) & Co. ......................................      2,900        257,738
  Medimmune, Inc.*........................................        300         29,831
  Merck & Co., Inc. ......................................      1,000        147,688
  Mylan Laboratories, Inc. ...............................      2,900         91,350
  Pfizer, Inc. ...........................................      1,400        175,613
  Roberts Pharmaceutical Corp.*...........................      1,200         26,100
  Schering-Plough Corp. ..................................      7,400        408,850
  Warner-Lambert Co. .....................................      2,600        195,488
  Watson Pharmaceuticals, Inc.*...........................      2,600        163,475
                                                                         -----------
                                                                           2,219,818
                                                                         -----------
PRINTING & PUBLISHING -- 0.9%
  Consolidated Graphics, Inc.*............................        500         33,781
  Houghton Mifflin Co. ...................................      1,200         56,700
  McGraw-Hill Cos., Inc. .................................      1,000        101,875
  Metro Networks, Inc.*...................................        600         25,575
  New York Times Co., Class A.............................      1,500         52,031
  Viacom, Inc., Class B*..................................      2,500        185,000
  World Color Press, Inc.*................................      1,200         36,525
                                                                         -----------
                                                                             491,487
                                                                         -----------
RESTAURANTS/LODGING -- 0.8%
  Bob Evans Farms, Inc. ..................................      2,900         75,581
  Brinker International, Inc.*............................      3,000         86,625
  CEC Entertainment, Inc.*................................      1,100         30,525
  CKE Restaurants, Inc. ..................................      1,980         58,286
  McDonald's Corp. .......................................        900         68,963
  Promus Hotel Corp.*.....................................      1,587         51,379
  Ruby Tuesday, Inc. .....................................      1,900         40,375
  Ryan's Family Steak Houses, Inc.*.......................      2,900         35,888
                                                                         -----------
                                                                             447,622
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
RETAIL -- 3.2%
  AnnTaylor Stores Corp.*.................................      1,000    $    39,438
  Best Buy Co., Inc.*.....................................      2,700        165,713
  Cato Corp., Class A.....................................      1,400         13,781
  Gap, Inc. ..............................................      3,300        185,625
  Hertz Corp. ............................................      1,000         45,625
  Home Depot, Inc. .......................................      2,600        159,088
  Linens 'n Things, Inc.*.................................        700         27,738
  Lowe's Cos., Inc. ......................................      3,600        184,275
  OfficeMax, Inc. ........................................      8,100         98,213
  Pillowtex Corp. ........................................        600         16,050
  Ross Stores, Inc. ......................................      3,800        149,625
  Staples, Inc.*..........................................      1,500         65,531
  TJX Cos., Inc. .........................................      7,500        217,500
  United Stationers, Inc.*................................        300          7,800
  Wal-Mart Stores, Inc....................................      5,000        407,188
  Zale Corp.*.............................................      1,000         32,250
                                                                         -----------
                                                                           1,815,440
                                                                         -----------
RETAIL FOOD/DRUG -- 0.5%
  Albertson's, Inc. ......................................      1,000         63,688
  Great Atlantic & Pacific Tea Co., Inc. .................        700         20,737
  Richfood Holdings, Inc. ................................      1,100         22,825
  Safeway, Inc.*..........................................      2,400        146,250
                                                                         -----------
                                                                             253,500
                                                                         -----------
SEMI-CONDUCTORS/INSTRUMENTATION -- 2.7%
  Altera Corp.*...........................................      2,000        121,750
  C-Cube Microsystems, Inc.*..............................      1,500         40,688
  Comverse Technology, Inc.*..............................      1,300         92,300
  Hutchinson Technology, Inc.*............................        900         32,062
  Intel Corp. ............................................      4,800        569,100
  Maxim Integrated Products, Inc.*........................      4,300        187,856
  Microchip Technology, Inc.*.............................      4,200        155,400
  Plexus Corp.*...........................................      1,000         33,875
  PMC-Sierra, Inc.*.......................................      1,300         82,063
  Sanmina Corp.*..........................................        500         31,250
  Vitesse Semiconductors Corp.*...........................      1,600         73,000
  Xilinx, Inc.*...........................................      1,100         71,638
                                                                         -----------
                                                                           1,490,982
                                                                         -----------
TOBACCO -- 0.6%
  Philip Morris Cos., Inc. ...............................      6,300        337,050
                                                                         -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
TRANSPORTATION -- 0.5%
  Burlington Northern Santa Fe Corp.......................      2,400    $    81,000
  CNF Transportation, Inc. ...............................      1,200         45,075
  M.S. Carriers, Inc.*....................................      1,600         52,700
  Rollins Truck Leasing Corp..............................      3,600         53,100
  USFreightways Corp. ....................................      1,100         32,038
                                                                         -----------
                                                                             263,913
                                                                         -----------
UTILITIES - ELECTRIC -- 2.5%
  Allegheny Energy, Inc...................................      4,900        169,050
  BEC Energy..............................................      2,100         86,494
  Calpine Corp.*..........................................        900         22,725
  CMS Energy Corp. .......................................      3,000        145,313
  Conectiv, Inc. .........................................      6,000        147,000
  DQE, Inc. ..............................................      2,250         98,859
  Edison International....................................      2,700         75,263
  Energy East Corp. ......................................      2,700        152,550
  FirstEnergy Corp. ......................................      1,500         48,844
  FPL Group, Inc. ........................................      1,900        117,088
  Houston Industries, Inc. ...............................      3,500        112,438
  NIPSCO Industries, Inc. ................................      2,900         88,269
  Public Service Co. of New Mexico........................      3,300         67,444
  TNP Enterprises, Inc. ..................................      1,100         41,731
  United Illuminating Co. ................................        600         30,900
                                                                         -----------
                                                                           1,403,968
                                                                         -----------
UTILITIES - GAS & PIPELINE -- 0.8%
  Coastal Corp. ..........................................      3,200        111,800
  El Paso Energy Corp. ...................................      4,100        142,731
  Energen Corp. ..........................................      1,800         35,100
  NICOR, Inc. ............................................      2,200         92,950
  Piedmont Natural Gas Co., Inc. .........................        400         14,450
  Southwest Gas Corp. ....................................      1,500         40,313
                                                                         -----------
                                                                             437,344
                                                                         -----------
UTILITIES - TELEPHONE -- 3.2%
  Ameritech Corp. ........................................      4,200        266,175
  AT&T Corp. .............................................      4,600        346,150
  Bell Atlantic Corp. ....................................      3,200        181,800
  BellSouth Corp. ........................................      7,200        359,100
  Century Telephone Enterprises, Inc......................      2,300        155,250
  Cincinnati Bell, Inc. ..................................      1,500         56,719
  Inter-Tel, Inc. ........................................        800         18,700
  MCI WorldCom, Inc.*.....................................      3,600        258,300
  U.S. WEST, Inc. ........................................      2,600        168,025
                                                                         -----------
                                                                           1,810,219
                                                                         -----------
TOTAL COMMON STOCK
  (COST $24,629,979)......................................                33,000,270
                                                                         -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           MARKET
                   SECURITY DESCRIPTION                      SHARES         VALUE
                   --------------------                      ------        ------
INVESTMENT COMPANIES -- 8.3%
  T-Rowe Price Foreign Equity Fund........................    131,800    $ 2,371,082
  T-Rowe Price International Equity Fund..................    152,600      2,287,474
                                                                         -----------
TOTAL INVESTMENT COMPANIES
  (COST $4,151,422).......................................                 4,658,556
                                                                         -----------

                                                            PRINCIPAL
                  SECURITY DESCRIPTION                       AMOUNT
                  --------------------                      ---------
ASSET BACKED SECURITIES -- 0.7%
  CPS Auto Grantor Trust, Series 1997-3, Class A1, 6.10%,
    12/15/02.............................................  $   114,116        115,045
  First USA Credit Card Master Trust, Series 1997-6,
    Class A, 6.42%, 03/17/05.............................      250,000        255,730
                                                                          -----------
TOTAL ASSET BACKED SECURITIES (COST $363,656)............                     370,775
                                                                          -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9%
  Access Financial Mortgage Loan Trust, Series 1997-3,
    Class A, 6.565%, 05/18/24............................      300,000        301,317
  American Express Master Trust, Series 1998-1, Class A,
    5.90%, 04/15/04......................................      275,000        286,091
  Banc One Auto Grantor Trust, Series 1997-B, Class A,
    6.29%, 07/20/04......................................      165,896        167,295
  Chase Credit Card Master Trust, Series 1997-2, Class A,
    6.30%, 04/15/03......................................      250,000        254,158
  Chase Manhattan Credit Card Master Trust, Series
    1996-4, Class A, 6.73%, 02/15/03.....................      250,000        251,377
  EQCC Home Equity Loan Trust, Series 1997-2, Class A,
    6.72%, 02/15/12......................................      300,000        305,589
  First Plus Home Improvement Loan Trust, Series 1996-3,
    Class A, 7.60%, 09/20/14.............................      300,000        312,190
  First Plus Home Loan Trust, Series 1997-1, Class A6,
    6.95%, 12/10/15......................................      125,000        125,380
  Navistar Financial Corp. Owner Trust, Series 1998-1,
    Class A, 5.94%, 11/15/04.............................      242,747        245,059
  Nomura Asset Securities Corp., Series 1998-D6, Class A,
    6.28%, 03/15/30......................................      474,787        487,203
  Premier Auto Trust, Series 1998-2, Class A, 5.77%,
    01/06/02.............................................      300,000        302,721
  Sears Credit Acceptance Master Trust, Series 1998-1,
    Class A, 5.80%, 08/15/05.............................      275,000        275,899
                                                                          -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $3,282,784)............................................                   3,314,279
                                                                          -----------

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS -- PORTFOLIO 3
--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Continued
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                  SECURITY DESCRIPTION                       AMOUNT
                  --------------------                      ---------
CORPORATE OBLIGATIONS -- 11.1%
BANKS/SAVINGS & LOANS -- 1.3%
  Banc One Corp., 6.375%, 10/01/02.......................  $   375,000    $   388,125
  Norwest Corp., 6.55%, 12/01/06.........................      350,000        368,813
                                                                          -----------
                                                                              756,938
                                                                          -----------
FINANCIAL SERVICES -- 6.7%
  Bear Stearns Cos., Inc., 6.75%, 05/01/01...............      400,000        409,000
  Chrysler Financial Corp., 6.95%, 03/25/02..............      500,000        521,875
  Countrywide Home Loan, 7.45%, 09/16/03.................      100,000        105,625
  General Motors Acceptance Corp., 6.75%, 02/07/02.......      500,000        516,250
  Household Finance Corp., 6.875%, 03/01/07..............      250,000        264,063
  Household Netherlands BV, 6.125%, 03/01/03.............      100,000        101,750
  International Lease Finance Corp., 6.875%, 05/01/01....      500,000        516,875
  Sears Roebuck Acceptance Corp., 6.15%, 11/15/05........      500,000        506,250
  Smithkline Beecham Corp., 6.625%, 10/01/01.............      500,000        520,000
  Transamerica Finance Corp., 6.375%, 11/15/01...........      260,000        261,950
                                                                          -----------
                                                                            3,723,638
                                                                          -----------
FOOD & RELATED -- 0.6%
  Hershey Foods Co., 6.70%, 10/01/05.....................      300,000        323,625
                                                                          -----------
MULTI-INDUSTRY -- 0.9%
  Honeywell, Inc., 6.75%, 03/15/02.......................      500,000        520,625
                                                                          -----------
UTILITIES - ELECTRIC -- 1.1%
  Southern California Edison Note, 6.50%, 06/01/01.......      590,000        606,225
                                                                          -----------
UTILITIES - TELEPHONE -- 0.5%
  AT&T Corp., 8.625%, 12/01/31...........................      250,000        279,375
                                                                          -----------
TOTAL CORPORATE OBLIGATIONS (COST $5,998,765)............                   6,210,426
                                                                          -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.4%
  FannieMae, 7.50%, 06/01/03.............................      178,465        182,648
  FannieMae, 7.00%, 06/01/04.............................      658,319        672,309
  FannieMae, 6.48%, 06/28/04.............................      500,000        530,923
  FannieMae, 5.75%, 06/15/05.............................      750,000        777,726
  FannieMae, 6.50%, 01/01/06.............................       89,430         90,017
  FannieMae, 7.50%, 10/01/11.............................       82,371         84,713
  Federal Home Loan Mortgage Corp., 8.00%, 01/01/04......       35,264         36,079
  Federal Home Loan Mortgage Corp., 7.00%, 05/01/04......      603,316        615,382
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/04......      572,027        579,535
                                                                          -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST
  $3,463,623)............................................                   3,569,332
                                                                          -----------

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

Schedule of Portfolio Investments, Concluded
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                  SECURITY DESCRIPTION                       AMOUNT
                  --------------------                      ---------
U.S. TREASURY OBLIGATIONS -- 6.9%
U.S. TREASURY BILLS -- 1.7%
  U.S. Treasury Bill, 4.10%, 01/07/99....................  $     4,000    $     3,997
  U.S. Treasury Bill, 4.34-4.52%, 01/21/99...............      912,000        909,770
  U.S. Treasury Bill, 4.30%, 02/11/99....................       16,000         15,922
  U.S. Treasury Bill, 4.37%, 03/11/99....................       16,000         15,873
                                                                          -----------
                                                                              945,562
                                                                          -----------
U.S. TREASURY BONDS & NOTES -- 5.2%
  U.S. Treasury Bond, 7.50%, 11/15/16....................      150,000        186,298
  U.S. Treasury Note, 6.25%, 08/31/00....................       25,000         25,631
  U.S. Treasury Note, 6.125%, 09/30/00...................      175,000        179,302
  U.S. Treasury Note, 6.50%, 05/15/05....................      425,000        465,615
  U.S. Treasury Note, 6.875%, 05/15/06...................      125,000        141,584
  U.S. Treasury Note, 6.50%, 10/15/06....................      575,000        639,382
  U.S. Treasury Note, 6.25%, 02/15/07....................      500,000        549,668
  U.S. Treasury Note, 6.625%, 05/15/07...................      250,000        281,679
  U.S. Treasury Note, 6.25%, 08/15/23....................      400,000        447,481
                                                                          -----------
                                                                            2,916,640
                                                                          -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,673,527)........                   3,862,202
                                                                          -----------
TOTAL INVESTMENTS (COST $45,563,756)(A) -- 98.4%.........                  54,985,840
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.6%............                     901,567
                                                                          -----------
NET ASSETS -- 100.0%.....................................                 $55,887,407
                                                                          ===========

Percentages indicated are based on net assets of $55,887,407.
(a) Represents cost for financial reporting purposes and
    differs from cost basis for federal income tax purposes
    by the amount of losses recognized for financial
    reporting purposes in excess of federal income tax
    reporting of approximately $14,309. Cost for federal
    income tax purposes differs from value by net unrealized
    appreciation of securities as follows:
  Unrealized appreciation..................................    $10,232,116
  Unrealized depreciation..................................       (824,341)
                                                               -----------
  Net unrealized appreciation..............................    $ 9,407,775
                                                               ===========
* Non-income producing securities.

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                               PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                               -----------   -----------   -----------
ASSETS:
Investments in securities, at value
  (cost $33,971,878, $41,410,484, and
  $45,563,756, respectively).................  $38,556,143   $48,183,258   $54,985,840
Cash.........................................          40           960            179
Interest and dividends receivable............     251,788       251,818        186,061
Receivable for capital shares sold...........       6,312        16,863         19,824
Receivable for investment securities sold....     339,301       778,671      1,006,332
Unamortized organization costs...............       8,489         8,046          8,017
Prepaid expenses.............................      30,256        33,466         34,190
                                               -----------   -----------   -----------
  Total Assets...............................  39,192,329    49,273,082     56,240,443
                                               -----------   -----------   -----------
LIABILITIES:
Dividends payable............................      59,283        29,711         13,117
Payable for investment securities
  purchased..................................      10,445        26,546         36,312
Payable for capital shares redeemed..........      82,462       243,999        175,558
Management fees payable......................       6,233         9,591          9,875
Shareholder service fees payable
  (A, B and K Shares)........................       8,186        10,118         11,449
12b-1 fees payable (B and K Shares)..........      18,323        22,310         25,488
Other accrued expenses.......................      62,912        64,114         81,237
                                               -----------   -----------   -----------
  Total Liabilities..........................     247,844       406,389        353,036
                                               -----------   -----------   -----------
NET ASSETS...................................  $38,944,485   $48,866,693   $55,887,407
                                               ===========   ===========   ===========
Net Assets:
  A Shares...................................  $9,888,149    $12,848,961   $14,002,379
  B Shares...................................  28,955,985    35,500,208     41,176,626
  K Shares...................................     100,351       517,524        708,402
                                               -----------   -----------   -----------
  Total......................................  $38,944,485   $48,866,693   $55,887,407
                                               ===========   ===========   ===========
Shares Outstanding (no par value, unlimited
  shares authorized):
  A Shares...................................     840,516     1,033,425      1,034,730
  B Shares...................................   2,472,699     2,875,763      3,063,293
  K Shares...................................       8,616        42,135         52,795
                                               -----------   -----------   -----------
  Total......................................   3,321,831     3,951,323      4,150,818
                                               ===========   ===========   ===========
Net Asset Value:
  A Shares -- offering price and redemption
    price per share..........................  $    11.76    $    12.43    $     13.53
                                               ===========   ===========   ===========
  B Shares -- offering price.................  $    11.71    $    12.34    $     13.44
                                               ===========   ===========   ===========
  K Shares -- offering price and redemption
    price per share..........................  $    11.65    $    12.28    $     13.42
                                               ===========   ===========   ===========
COMPOSITION OF NET ASSETS:
Paid in Capital..............................  $34,540,686   $42,287,826   $46,204,378
Distributions in excess of net investment
  income.....................................    (629,952)     (642,500)      (494,758)
Accumulated net realized gains on investment
  transactions...............................     449,486       448,593        755,703
Net unrealized appreciation of investments...   4,584,265     6,772,774      9,422,084
                                               -----------   -----------   -----------
NET ASSETS, DECEMBER 31, 1998................  $38,944,485   $48,866,693   $55,887,407
                                               ===========   ===========   ===========

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                            PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                            -----------   -----------   -----------
INVESTMENT INCOME:
  Interest................................  $  791,424    $  725,491    $  568,052
  Dividends...............................     131,073       257,932       332,282
                                            ----------    ----------    ----------
    Total Income..........................     922,497       983,423       900,334
                                            ----------    ----------    ----------
EXPENSES:
  Management fees.........................     117,302       143,730       160,432
  Shareholder service fees (A Shares).....      12,133        15,600        16,871
  Shareholder service fees (B Shares).....      36,645        43,751        49,248
  Shareholder service fees (K Shares).....          98           537           728
  12b-1 fees (B Shares)...................     109,936       131,252       147,743
  12b-1 fees (K Shares)...................         196         1,073         1,457
  Transfer agent fees.....................      35,037        49,312        63,613
  Accounting fees.........................      15,123        15,123        15,123
  Custodian fees..........................      16,838        17,629        17,517
  Legal fees..............................      17,771        21,762        24,853
  Audit fees..............................       7,971         7,971         7,971
  Trustees' fees and expenses.............      11,130        13,631        15,566
  Registration and filing fees............       9,235         8,203         8,639
  Reports to shareholders.................      22,637        27,723        31,659
  Organization costs......................       2,576         2,576         2,208
  Other expenses..........................      12,405        14,388        15,090
                                            ----------    ----------    ----------
    Total Expenses........................     427,033       514,261       578,718
  Less: Fee waivers.......................     (79,958)      (91,899)     (106,786)
                                            ----------    ----------    ----------
    Total Net Expenses....................     347,075       422,362       471,932
                                            ----------    ----------    ----------
NET INVESTMENT INCOME.....................     575,422       561,061       428,402
                                            ----------    ----------    ----------
NET REALIZED/UNREALIZED GAIN ON
  INVESTMENTS:
    Net realized gains on investment
      transactions........................     451,734       583,503       821,775
    Net change in unrealized appreciation
      on investments......................     826,886       979,719     1,304,740
                                            ----------    ----------    ----------
Net realized/unrealized gains on
  investments.............................   1,278,620     1,563,222     2,126,515
                                            ----------    ----------    ----------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..............................  $1,854,042    $2,124,283    $2,554,917
                                            ==========    ==========    ==========

---------------
See Notes to Financial Statements.

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                                  PORTFOLIO 1
                                                           --------------------------
                                                            SIX MONTHS
                                                              ENDED       YEAR ENDED
                                                           DECEMBER 31,    JUNE 30,
                                                               1998          1998
                                                           ------------   ----------
                                                           (UNAUDITED)
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..................................  $   575,422    $ 1,162,785
  Net realized gains on investment transactions..........      451,734      2,721,056
  Net change in unrealized appreciation of investments...      826,886        909,002
                                                           -----------    -----------
Change in net assets resulting from operations...........    1,854,042      4,792,843
                                                           -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    A Shares.............................................     (326,027)      (303,557)
    B Shares.............................................     (818,743)      (808,548)
    K Shares.............................................       (3,172)        (1,368)
  In excess of net investment income
    A Shares.............................................     (178,912)            --
    B Shares.............................................     (449,299)            --
    K Shares.............................................       (1,741)            --
  From net realized gains from investment transactions
    A Shares.............................................     (498,056)      (264,716)
    B Shares.............................................   (1,481,466)      (901,438)
    K Shares.............................................       (4,813)        (1,231)
                                                           -----------    -----------
Change in net assets from shareholder distributions......   (3,762,229)    (2,280,858)
                                                           -----------    -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued............................    1,414,142      2,553,697
  Dividends reinvested...................................    3,673,518      2,229,620
  Cost of shares redeemed................................   (4,953,600)    (6,585,495)
                                                           -----------    -----------
Change in net assets from capital share transactions.....      134,060     (1,802,178)
                                                           -----------    -----------
Change in net assets.....................................   (1,774,127)       709,807
NET ASSETS:
  Beginning of Year......................................   40,718,612     40,008,805
                                                           -----------    -----------
  End of Period..........................................  $38,944,485    $40,718,612
                                                           ===========    ===========
Accumulated Undistributed Net Investment Income..........  $        --    $   572,520
                                                           ===========    ===========
Distributions in Excess of Net Investment Income.........  $   629,952    $        --
                                                           ===========    ===========

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

             PORTFOLIO 2                     PORTFOLIO 3
      --------------------------      --------------------------
       SIX MONTHS                      SIX MONTHS
         ENDED       YEAR ENDED          ENDED       YEAR ENDED
      DECEMBER 31,    JUNE 30,        DECEMBER 31,    JUNE 30,
          1998          1998              1998          1998
      ------------   ----------       ------------   ----------
      (UNAUDITED)                     (UNAUDITED)
      $   561,061    $ 1,111,570      $   428,402    $   786,544
          583,503      3,810,224          821,775      6,000,121
          979,719      1,632,270        1,304,740      2,313,634
      -----------    -----------      -----------    -----------
        2,124,283      6,554,064        2,554,917      9,100,299
      -----------    -----------      -----------    -----------
         (349,868)      (275,944)        (253,979)      (203,802)
         (810,913)      (594,168)        (540,882)      (392,613)
          (13,382)        (4,907)         (11,078)        (6,418)
         (191,448)            --         (155,915)            --
         (443,730)            --         (332,042)            --
           (7,322)            --           (6,801)            --
         (834,812)      (369,476)      (1,260,133)      (520,616)
       (2,356,094)    (1,095,471)      (3,741,203)    (1,612,825)
          (33,056)        (6,473)         (61,785)       (17,485)
      -----------    -----------      -----------    -----------
       (5,040,625)    (2,346,439)      (6,363,818)    (2,753,759)
      -----------    -----------      -----------    -----------
          889,929      5,081,360        1,549,443      6,577,283
        4,992,817      2,326,331        6,308,425      2,732,255
       (4,211,819)    (6,466,563)      (4,958,547)    (7,223,088)
      -----------    -----------      -----------    -----------
        1,670,927        941,128        2,899,321      2,086,450
      -----------    -----------      -----------    -----------
       (1,245,415)     5,148,753         (909,580)     8,432,990
       50,112,108     44,963,355       56,796,987     48,363,997
      -----------    -----------      -----------    -----------
      $48,866,693    $50,112,108      $55,887,407    $56,796,987
      ===========    ===========      ===========    ===========
      $        --    $   613,102      $        --    $   377,537
      ===========    ===========      ===========    ===========
      $   642,500    $        --      $   494,758    $        --
      ===========    ===========      ===========    ===========

TIME HORIZON FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Time Horizon Funds (the "Company"), a Delaware business trust, is registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company. At December 31, 1998, the Company operated as a series company comprised of three funds. The accompanying financial statements and notes are those of Time Horizon Portfolio 1 ("Portfolio 1"), Time Horizon Portfolio 2 ("Portfolio 2") and Time Horizon Portfolio 3 ("Portfolio 3") (individually, a "Fund" and collectively, the "Funds"), each of which has A Shares, B Shares, and effective July 22, 1996, began offering K Shares. A Shares, B Shares and K Shares have a Shareholder Services Plan. In addition, B Shares have a Distribution Services Plan, and K Shares have a Distribution and Administrative Services Plan and an Administrative Services Plan.

    The three classes vary in types of sales loads. A Shares are offered at net asset value without a sales load effective June 16, 1997, and are subject to a shareholder servicing fee. Prior to June 16, 1997, A Shares were offered at net asset value plus a 4.50% maximum front-end sales charge. Effective June 16, 1997, B Shares were no longer available to new investors. Prior to June 16, 1997 B Shares were offered at net asset value but were subject to a contingent deferred sales charge consistent with the Funds' prospectus. In addition, B Shares pay ongoing distribution fees and shareholder servicing fees. B Shares will convert to A Shares on the first business day of the month following the sixth anniversary of the date of purchase. K Shares are offered at net asset value without an initial sales charge or a contingent deferred sales charge, but are subject to distribution or administrative services fees and shareholder servicing fees. A, B, and K Shares of each Fund may be exchanged for like shares of another Fund or a Pacific Horizon Funds, Inc. fund with no sales charges or redemption fees as described in the Funds' prospectus.

    The Funds' investment objective is to provide investors a maximum total return over a stated investment time period while increasingly emphasizing capital preservation as each Fund approaches its target time horizon as described in the prospectus. The Funds invest primarily in equity and fixed income securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Funds' Adviser and

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Administrator, providing investment advisory and administrative services.

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica Corporation. Bank of America continues to serve the Funds on substantially identical terms as described in Note 3.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC Inc. ("PFPC") under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

Distributor and Transfer Agent

    Provident Distributors, Inc. ("PDI"), serves as principal underwriter and distributor of shares of the funds. PFPC serves as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Funds value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the last current bid quotation if market quotations are available. The Funds may also use an independent pricing service, approved by the Board of Trustees, to value certain securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available,

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

if any, are valued at fair value using methods approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME/EXPENSES:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to the Fund while general Company expenses are allocated pro-rata among the Company's respective portfolios.

    The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight line basis over five years. In the event that any of the initial shares of the Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of said shares being redeemed bears to the number that are outstanding at the time of the redemption.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income is declared and paid as a dividend annually to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of June 30, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                        ACCUMULATED
                        ACCUMULATED     NET REALIZED
                       UNDISTRIBUTED       GAIN/
                       NET INVESTMENT    (LOSS) ON
                       INCOME/(LOSS)    INVESTMENTS
                       --------------   ------------
Portfolio 1..........     $ (8,947)       $ 8,947
Portfolio 2..........      (79,332)        79,332
Portfolio 3..........      (99,478)        99,478

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Bank of America serves as the Funds' Adviser and Administrator, providing investment advisory and administrative services. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to receive fees from the Funds, which are accrued daily and payable monthly, at an annual rate of 0.40% of the Funds' average daily net assets. Pursuant to the terms of the Administration Agreement, Bank of America is entitled to receive fees from the Funds, which are accrued daily and payable monthly at an annual rate of 0.20% of the Funds' average daily net assets. Pursuant to the terms of its sub-administration agreement with PFPC, Bank of America will bear all fees and expenses charged by PFPC for such services.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

    The Company has adopted a Shareholder Service Plan for A Shares, B Shares, and K Shares, under which the Funds reimburse PDI, as defined in the prospectus, for shareholder servicing fees incurred by each respective Class. Under the Shareholder Service Plan, payments by the Funds for shareholder servicing expenses may not exceed an annual rate of 0.25% of the Funds' average daily net assets. For the period ended December 31, 1998, the Funds were advised that PDI retained $5,278 for Portfolio 1, $3,100 for Portfolio 2, and $3,189 for Portfolio 3, pursuant to the Shareholder Services Plan. For the same period, Bank of America and its affiliates earned the following amounts pursuant to the Shareholder Services Plan:

                                 BANK OF
                                 AMERICA
                                   AND
             FUND               AFFILIATES
             ----               ----------
Portfolio 1...................   $43,328
Portfolio 2...................   $55,938
Portfolio 3...................   $62,863

    The Company has also adopted a Distribution Service Plan pursuant to Rule 12b-1 under the Act, under which the B Shares of each Fund compensate PDI for services rendered and costs incurred in connection with distribution of the B Shares. Under the Distribution Service Plan, payments by the B Shares of a Fund for distribution expenses incurred may not exceed the annual rate of 0.75% of the average daily net assets of the Fund attributable to the B Shares. For the period ended December 31, 1998, the Funds were advised that PDI retained $1,630 for Portfolio 1, $1,734 for Portfolio 2, and $4,801 for Portfolio 3. For the same period, the Funds were advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution Service Plan:

                                BANK OF
                                AMERICA
                                  AND
            FUND               AFFILIATES
            ----               ----------
Portfolio 1..................   $108,199
Portfolio 2..................   $129,518
Portfolio 3..................   $142,942

    The Company has adopted two forms of plans for K Shares pursuant to Rule 12b-1 under the Act: an Administrative Services Plan under which the K Shares of the Funds may reimburse the Distributor for administrative expenses incurred in connection with sales of shares to investors subject to ERISA; and a Distribution and Administrative Services Plan under which the K Shares of the Funds may compensate the Distributor for distribution and administrative services rendered and costs incurred in connection with distribution of the K Shares. The total of all 12b-1 distribution fees and adminis-

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

trative services fees paid under both the Administrative Services Plan and the Distribution and Administrative Services Plan may not exceed, in the aggregate, the annual rate of 0.75% of the average daily net assets of a Funds' K Shares.

    In its capacity as transfer agent and dividend disbursing agent, PFPC earned $35,037, $49,312 and $63,613 from Portfolio 1, Portfolio 2, and Portfolio 3, respectively, for the period ended December 31, 1998.

    For the period ended December 31, 1998, Portfolio 1, Portfolio 2 and Portfolio 3 incurred legal charges totaling $17,771, $21,762 and $24,853, respectively, which were earned by a law firm, a partner of which serves as Assistant Secretary of the Company.

    Certain officers of the Company are affiliated with PFPC. Such persons are not paid directly by the Company for serving in those capacities.

    Bank of America and/or the Distributor have agreed to voluntarily waive their fees and/or reimburse operating expenses to ensure that the total operating expenses for each Fund do not exceed 1.20%, 1.95%, and 1.70% (annualized) of the average net assets of each Fund's Class A, Class B, and Class K Shares, respectively. Bank of America retains the right to terminate this arrangement at any time.

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

    Information regarding related party transactions is as follows for the period ended December 31, 1998:

                                                    PORTFOLIO 1   PORTFOLIO 2   PORTFOLIO 3
                                                    -----------   -----------   -----------
INVESTMENT ADVISORY FEES:
Annual fee before waivers (Percentage of average
  net assets).....................................       .40%          .40%          .40%
Waivers...........................................    $75,423       $90,504      $101,426
ADMINISTRATION FEES:
Annual fee before waivers (Percentage of average
  net assets).....................................       .20%          .20%          .20%
Waivers...........................................    $ 4,535       $ 1,395      $  5,360
12b-1 FEES:
  (Percentage of average net assets) (Class B)....       .75%          .75%          .75%
  (Percentage of average net assets) (Class K)....       .50%          .50%          .50%
SHAREHOLDER SERVICES FEES:
  (Percentage of average net assets)..............       .25%          .25%          .25%

NOTE 4 -- SECURITIES TRANSACTIONS

    For the period ended December 31, 1998, the cost of purchases and the proceeds from sales of Portfolio 1, Portfolio 2 and Portfolio 3 Fund's securities (excluding short-term investments) amounted to:

                        PURCHASES       SALES
                        ---------       -----
Portfolio 1..........  $ 4,509,217   $ 6,661,743
Portfolio 2..........    8,425,985    10,285,465
Portfolio 3..........   11,347,350    14,856,921

--------------------------------------------------------------------------------

December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below:

                                                              PORTFOLIO 1
                                            -----------------------------------------------
                                               SIX MONTHS ENDED
                                              DECEMBER 31, 1998            YEAR ENDED
                                                 (UNAUDITED)             JUNE 30, 1998
                                            ----------------------   ----------------------
                                             SHARES      AMOUNT       SHARES      AMOUNT
                                             ------      ------       ------      ------
A SHARES
  Issued..................................    65,877   $   822,873    178,234   $ 2,161,381
  Reinvested..............................    83,928       996,930     47,410       557,590
  Redeemed................................   (93,805)   (1,155,038)  (159,445)   (1,931,984)
                                            --------   -----------   --------   -----------
Net increase..............................    56,000   $   664,765     66,199   $   786,987
                                            ========   ===========   ========   ===========
B SHARES
  Issued..................................    45,041   $   545,559     26,399   $   316,178
  Reinvested..............................   226,178     2,666,920    143,220     1,669,504
  Redeemed................................  (307,934)   (3,767,914)  (385,990)   (4,636,263)
                                            --------   -----------   --------   -----------
Net decrease..............................   (36,715)  $  (555,435)  (216,371)  $(2,650,581)
                                            ========   ===========   ========   ===========
K SHARES
  Issued..................................     3,759   $    45,710      6,298   $    76,138
  Reinvested..............................       823         9,668        216         2,526
  Redeemed................................    (2,470)      (30,648)    (1,419)      (17,248)
                                            --------   -----------   --------   -----------
Net increase..............................     2,112   $    24,730      5,095   $    61,416
                                            ========   ===========   ========   ===========

                                                             PORTFOLIO 2
                                           ------------------------------------------------
                                              SIX MONTHS ENDED
                                             DECEMBER 31, 1998            YEAR ENDED
                                                (UNAUDITED)              JUNE 30, 1998
                                           ----------------------   -----------------------
                                            SHARES      AMOUNT       SHARES       AMOUNT
                                            ------      ------       ------       ------
A SHARES
  Issued.................................    25,254   $   326,308     263,191   $ 3,383,297
  Reinvested.............................   110,326     1,365,968      52,081       642,355
  Redeemed...............................   (93,778)   (1,212,954)   (220,809)   (2,835,277)
                                           --------   -----------   ---------   -----------
Net increase.............................    41,802   $   479,322      94,463   $ 1,190,375
                                           ========   ===========   =========   ===========
B SHARES
  Issued.................................    32,758   $   420,472     109,062   $ 1,375,387
  Reinvested.............................   291,895     3,573,171     137,055     1,672,654
  Redeemed...............................  (231,734)   (2,957,374)   (280,953)   (3,568,688)
                                           --------   -----------   ---------   -----------
Net increase/(decrease)..................    92,919   $ 1,036,269     (34,836)  $  (520,647)
                                           ========   ===========   =========   ===========
K SHARES
  Issued.................................    11,260   $   143,149      25,378       322,676
  Reinvested.............................     4,391        53,678         929        11,322
  Redeemed...............................    (3,207)      (41,491)     (4,896)      (62,598)
                                           --------   -----------   ---------   -----------
Net increase.............................    12,444   $   155,336      21,411   $   271,400
                                           ========   ===========   =========   ===========

--------------------------------------------------------------------------------

Notes to Financial Statements, Concluded
December 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                             PORTFOLIO 3
                                           ------------------------------------------------
                                              SIX MONTHS ENDED
                                             DECEMBER 31, 1998            YEAR ENDED
                                                (UNAUDITED)              JUNE 30, 1998
                                           ----------------------   -----------------------
                                            SHARES      AMOUNT       SHARES       AMOUNT
                                            ------      ------       ------       ------
A SHARES
  Issued.................................    40,721   $   582,376     300,357   $ 4,160,776
  Reinvested.............................   125,112     1,649,080      54,334       716,448
  Redeemed...............................  (113,363)   (1,578,752)   (181,734)   (2,531,077)
                                           --------   -----------   ---------   -----------
Net increase.............................    52,470   $   652,704     172,957   $ 2,346,147
                                           ========   ===========   =========   ===========
B SHARES
  Issued.................................    51,926   $   741,624     137,951   $ 1,908,252
  Reinvested.............................   352,562     4,579,798     152,727     1,991,952
  Redeemed...............................  (241,025)   (3,289,017)   (329,148)   (4,561,204)
                                           --------   -----------   ---------   -----------
Net increase/(decrease)..................   163,463   $ 2,032,405     (38,470)  $  (661,000)
                                           ========   ===========   =========   ===========
K SHARES
  Issued.................................    16,433   $   225,443      37,081   $   508,255
  Reinvested.............................     6,105        79,547       1,823        23,855
  Redeemed...............................    (6,456)      (90,778)     (9,479)     (130,807)
                                           --------   -----------   ---------   -----------
Net increase.............................    16,082   $   214,212      29,425   $   401,303
                                           ========   ===========   =========   ===========

TIME HORIZON PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                          FOR THE
                                     SIX MONTHS ENDED    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                     DECEMBER 31, 1998       ENDED           ENDED            ENDED
                                        (UNAUDITED)      JUNE 30, 1998   JUNE 30, 1997   June 30, 1996(a)
                                     -----------------   -------------   -------------   ----------------
A SHARES
 NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............       $12.47            $11.67          $10.65            $10.04(d)
                                          ------            ------          ------            ------
Income from Investment Operations:
 Net investment income.............         0.22              0.39            0.38              0.22
 Net realized and unrealized gains
   on investments transactions.....         0.35              1.15            0.99              0.45
                                          ------            ------          ------            ------
Total income from investment
 operations........................         0.57              1.54            1.37              0.67
                                          ------            ------          ------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income...............        (0.41)            (0.39)          (0.31)            (0.06)
 Distributions in excess of net
   investment income...............        (0.22)               --              --                --
 Distributions to shareholders from
   net realized gains on investment
   transactions....................        (0.65)            (0.35)          (0.04)               --
                                          ------            ------          ------            ------
Total Dividends and
 Distributions.....................        (1.28)            (0.74)          (0.35)            (0.06)
                                          ------            ------          ------            ------
Net change in net asset value per
 share.............................        (0.71)             0.80            1.02              0.61
                                          ------            ------          ------            ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................       $11.76            $12.47          $11.67            $10.65
                                          ======            ======          ======            ======
Total return.......................        12.16%(b)         13.70%          13.13%             6.68%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (000)...........................       $9,888            $9,782          $8,384            $7,172
 Ratio of expenses to average net
   assets..........................         1.20%(c)          1.20%           0.99%             0.49%(c)
 Ratio of net investment income to
   average net assets..............         3.52%(c)          3.43%           3.62%             3.96%(c)
 Ratio of expenses to average net
   assets*.........................         1.61%(c)          1.47%           1.67%             2.95%(c)
 Ratio of net investment income to
   average net assets*.............         3.11%(c)          3.16%           2.94%             1.50%(c)
 Portfolio turnover rate**.........           12%               61%             73%               72%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                            DECEMBER 31, 1998       ENDED           ENDED            ENDED
                                               (UNAUDITED)      JUNE 30, 1998   JUNE 30, 1997   JUNE 30, 1996(a)
                                            -----------------   -------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD...................................       $ 12.30           $ 11.60         $ 10.60          $ 10.04(d)
                                                 -------           -------         -------          -------
Income from Investment Operations:
 Net investment income....................          0.19              0.33            0.26             0.18
 Net realized and unrealized gains on
   investments transactions...............          0.41              1.03            1.03             0.43
                                                 -------           -------         -------          -------
Total income from investment operations...          0.60              1.36            1.29             0.61
                                                 -------           -------         -------          -------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income......................         (0.35)            (0.31)          (0.25)           (0.05)
 Distributions in excess of net investment
   income.................................         (0.19)               --              --               --
 Distributions to shareholders from net
   realized gains on investment
   transactions...........................         (0.65)            (0.35)          (0.04)              --
                                                 -------           -------         -------          -------
Total Dividends and Distributions.........         (1.19)            (0.66)          (0.29)           (0.05)
                                                 -------           -------         -------          -------
Net change in net asset value per share...         (0.59)             0.70            1.00             0.56
                                                 -------           -------         -------          -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...................................       $ 11.71           $ 12.30         $ 11.60          $ 10.60
                                                 =======           =======         =======          =======
Total return (excludes sales charge)......         12.06%(b)         12.14%          12.36%            6.09%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)........       $28,956           $30,857         $31,609          $18,681
 Ratio of expenses to average net
   assets.................................          1.95%(c)          1.95%           1.77%            1.29%(c)
 Ratio of net investment income to average
   net assets.............................          2.75%(c)          2.68%           2.85%            3.16%(c)
 Ratio of expenses to average net
   assets*................................          2.36%(c)          2.23%           2.43%            3.65%(c)
 Ratio of net investment income to average
   net assets*............................          2.34%(c)          2.40%           2.19%            0.80%(c)
 Portfolio turnover rate**................            12%               61%             73%              72%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 1
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                FOR THE
                                           SIX MONTHS ENDED    FOR THE YEAR     FOR THE PERIOD
                                           DECEMBER 31, 1998       ENDED            ENDED
                                              (UNAUDITED)      JUNE 30, 1998   JUNE 30, 1997(a)
                                           -----------------   -------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
  PERIOD.................................       $ 12.34           $ 11.61          $ 10.41
                                                -------           -------          -------
Income from Investment Operations:
  Net investment income..................          0.17              0.30             0.36
  Net realized and unrealized gains on
    investments transactions.............          0.39              1.16             1.16
                                                -------           -------          -------
Total income from investment
  operations.............................          0.56              1.46             1.52
                                                -------           -------          -------
Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income....................         (0.39)            (0.38)           (0.28)
  Distributions in excess of net
    investment income....................         (0.21)               --               --
  Distributions to shareholders from net
    realized gains on investment
    transactions.........................         (0.65)            (0.35)           (0.04)
                                                -------           -------          -------
Total Dividends and Distributions........         (1.25)            (0.73)           (0.32)
                                                -------           -------          -------
Net change in net asset value per
  share..................................         (0.69)             0.73             1.20
                                                -------           -------          -------
NET ASSET VALUE PER SHARE, END OF
  PERIOD.................................       $ 11.65           $ 12.34          $ 11.61
                                                =======           =======          =======
Total return.............................         11.90%(b)         13.07%           14.78%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)......       $   100           $    80          $    16
  Ratio of expenses to average net
    assets...............................          1.70%(c)          1.70%            1.60%(c)
  Ratio of net investment income to
    average net assets...................          3.08%(c)          2.96%            2.98%(c)
  Ratio of expenses to average net
    assets*..............................          2.12%(c)          1.95%            2.19%(c)
  Ratio of net investment income to
    average net assets*..................          2.66%(c)          2.71%            2.39%(c)
  Portfolio turnover rate**..............            12%               61%              73%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from July 22,1996 (inception date) to June 30, 1997.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                 FOR THE
                                            SIX MONTHS ENDED    FOR THE YEAR    FOR THE YEAR     FOR THE PERIOD
                                            DECEMBER 31, 1998       ENDED           ENDED            ENDED
                                               (UNAUDITED)      JUNE 30, 1998   JUNE 30, 1997   JUNE 30, 1996(a)
                                            -----------------   -------------   -------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD...................................       $ 13.32           $ 12.15         $ 10.73           $10.04(d)
                                                 -------           -------         -------           ------
Income from Investment Operations:
 Net investment income....................          0.19              0.37            0.31             0.21
 Net realized and unrealized gains on
   investments transactions...............          0.37              1.49            1.39             0.54
                                                 -------           -------         -------           ------
Total income from investment operations...          0.56              1.86            1.70             0.75
                                                 -------           -------         -------           ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income......................         (0.35)            (0.32)          (0.28)           (0.06)
 Distributions in excess of net investment
   income.................................         (0.20)               --              --               --
 Distributions to shareholders from net
   realized gains on investment
   transactions...........................         (0.90)            (0.37)             --               --
                                                 -------           -------         -------           ------
Total Dividends and Distributions.........         (1.45)            (0.69)          (0.28)           (0.06)
                                                 -------           -------         -------           ------
Net change in net asset value per share...         (0.89)             1.17            1.42             0.69
                                                 -------           -------         -------           ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...................................       $ 12.43           $ 13.32         $ 12.15           $10.73
                                                 =======           =======         =======           ======
Total return..............................         13.58%(b)         15.82%          16.05%            7.48%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)........       $12,849           $13,210         $10,899           $7,389
 Ratio of expenses to average net
   assets.................................          1.20%(c)          1.20%           0.99%            0.50%(c)
 Ratio of net investment income to average
   net assets.............................          2.90%(c)          2.88%           3.14%            3.72%(c)
 Ratio of expenses to average net
   assets*................................          1.59%(c)          1.51%           1.63%            3.12%(c)
 Ratio of net investment income to average
   net assets*............................          2.51%(c)          2.57%           2.50%            1.10%(c)
 Portfolio turnover rate**................            18%               60%             78%              72%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                         FOR THE
                                    SIX MONTHS ENDED     FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                    DECEMBER 31, 1998       ENDED            ENDED              ENDED
                                       (UNAUDITED)      JUNE 30, 1998    JUNE 30, 1997    JUNE 30, 1996(a)
                                    -----------------   -------------    -------------    ----------------
B SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD..............       $ 13.12           $ 12.05          $ 10.68            $ 10.04(d)
                                         -------           -------          -------            -------
Income from Investment Operations:
 Net investment income............          0.13              0.30             0.22               0.15
 Net realized and unrealized gains
   on investments transactions....          0.44              1.38             1.37               0.54
                                         -------           -------          -------            -------
Total income from investment
 operations.......................          0.57              1.68             1.59               0.69
                                         -------           -------          -------            -------
Less Dividends and Distributions:
 Dividends to shareholders from
   net investment income..........         (0.29)            (0.24)           (0.22)             (0.05)
 Distributions in excess of net
   investment income..............         (0.16)               --               --                 --
 Distributions to shareholders
   from net realized gains on
   investment transactions........         (0.90)            (0.37)              --                 --
                                         -------           -------          -------            -------
Total Dividends and
 Distributions....................         (1.35)            (0.61)           (0.22)             (0.05)
                                         -------           -------          -------            -------
Net change in net asset value per
 share............................         (0.78)             1.07             1.37               0.64
                                         -------           -------          -------            -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...........................       $ 12.34           $ 13.12          $ 12.05            $ 10.68
                                         =======           =======          =======            =======
Total return (excludes sales
 charge)..........................         13.35%(b)         14.36%           15.04%              6.88%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (000)..........................       $35,500           $36,512          $33,965            $18,350
 Ratio of expenses to average net
   assets.........................          1.95%(c)          1.95%            1.77%              1.32%(c)
 Ratio of net investment income to
   average net assets.............          2.14%(c)          2.12%            2.37%              2.92%(c)
 Ratio of expenses to average net
   assets*........................          2.33%(c)          2.26%            2.39%              3.87%(c)
 Ratio of net investment income to
   average net assets*............          1.76%(c)          1.81%            1.75%              0.37%(c)
 Portfolio turnover rate**........            18%               60%              78%                72%

---------------

 * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.
(a) Period from September 5, 1995 (inception date) to June 30, 1996.
(b) Not annualized.
(c) Annualized.
(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).
     See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 2
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                      FOR THE
                                                 SIX MONTHS ENDED     FOR THE YEAR     FOR THE PERIOD
                                                 DECEMBER 31, 1998       ENDED             ENDED
                                                    (UNAUDITED)      JUNE 30, 1998    JUNE 30, 1997(a)
                                                 -----------------   -------------    ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD........................................       $13.14             $12.03            $10.39
                                                      ------             ------            ------
Income from Investment Operations:
 Net investment income.........................         0.14               0.29              0.29
 Net realized and unrealized gains on
   investments transactions....................         0.41               1.49              1.61
                                                      ------             ------            ------
Total income from investment operations........         0.55               1.78              1.90
                                                      ------             ------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment
   income......................................        (0.33)             (0.30)            (0.26)
 Distributions in excess of net investment
   income......................................        (0.18)                --                --
 Distributions to shareholders from net
   realized gains on investment transactions...        (0.90)             (0.37)               --
                                                      ------             ------            ------
Total Dividends and Distributions..............        (1.41)             (0.67)            (0.26)
                                                      ------             ------            ------
Net change in net asset value per share........        (0.86)              1.11              1.64
                                                      ------             ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD.......       $12.28             $13.14            $12.03
                                                      ======             ======            ======
Total return...................................        13.45%(b)          15.29%            18.49%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).............       $  518             $  390            $  100
 Ratio of expenses to average net assets.......         1.70%(c)           1.69%             1.59%(c)
 Ratio of net investment income to average net
   assets......................................         2.48%(c)           2.35%             2.50%(c)
 Ratio of expenses to average net assets*......         2.10%(c)           2.00%             2.20%(c)
 Ratio of net investment income to average net
   assets*.....................................         2.08%(c)           2.04%             1.89%(c)
 Portfolio turnover rate**.....................           18%                60%               78%

---------------

 * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from July 22, 1996 (inception date) to June 30, 1997.

(b) Not annualized.

(c) Annualized.

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                FOR THE
                                            SIX MONTHS ENDED     FOR THE YEAR     FOR THE YEAR     FOR THE PERIOD
                                           DECEMBER 31, 1998        ENDED            ENDED             ENDED
                                              (UNAUDITED)       JUNE 30, 1998    JUNE 30, 1997    JUNE 30, 1996(a)
                                           ------------------   --------------   --------------   ----------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD..................................       $ 14.66            $ 12.95          $ 10.94            $10.04(d)
                                                -------            -------          -------            ------
Income from Investment Operations:
 Net investment income...................          0.14               0.27             0.23              0.18
 Net realized and unrealized gains on
   investments transactions..............          0.51               2.22             2.00              0.77
                                                -------            -------          -------            ------
Total income from investment
 operations..............................          0.65               2.49             2.23              0.95
                                                -------            -------          -------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.....................         (0.25)             (0.23)           (0.22)            (0.05)
 Distributions in excess of net
   investment income.....................         (0.16)                --               --                --
 Distributions to shareholders from net
   realized gains on investment
   transactions..........................         (1.37)             (0.55)              --                --
                                                -------            -------          -------            ------
Total Dividends and Distributions........         (1.78)             (0.78)           (0.22)            (0.05)
                                                -------            -------          -------            ------
Net change in net asset value per
 share...................................         (1.13)              1.71             2.01              0.90
                                                -------            -------          -------            ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..................................       $ 13.53            $ 14.66          $ 12.95            $10.94
                                                =======            =======          =======            ======
Total return.............................         16.70%(b)          19.96%           20.62%             9.46%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).......       $14,002            $14,396          $10,483            $6,033
 Ratio of expenses to average net
   assets................................          1.20%(c)           1.19%            0.99%             0.51%(c)
 Ratio of net investment income to
   average net assets....................          2.16%(c)           2.04%            2.38%             3.29%(c)
 Ratio of expenses to average net
   assets*...............................          1.60%(c)           1.54%            1.66%             3.32%(c)
 Ratio of net investment income to
   average net assets*...................          1.76%(c)           1.69%            1.71%             0.48%(c)
 Portfolio turnover rate**...............            22%                70%              84%               66%

---------------

 * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                          FOR THE
                                     SIX MONTHS ENDED       FOR THE         FOR THE          FOR THE
                                     DECEMBER 31, 1998    YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                        (UNAUDITED)      JUNE 30, 1998   JUNE 30, 1997   JUNE 30, 1996(a)
                                     -----------------   -------------   -------------   ----------------
B SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............       $ 14.44           $ 12.86         $ 10.90          $ 10.04(d)
                                          -------           -------         -------          -------
Income from Investment Operations:
 Net investment income.............          0.08              0.19            0.14             0.12
 Net realized and unrealized gains
   on investments transactions.....          0.58              2.09            1.98             0.78
                                          -------           -------         -------          -------
Total income from investment
 operations........................          0.66              2.28            2.12             0.90
                                          -------           -------         -------          -------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income...............         (0.18)            (0.15)          (0.16)           (0.04)
 Distributions in excess of net
   investment income...............         (0.11)               --              --               --
 Distributions to shareholders from
   net realized gains on investment
   transactions....................         (1.37)            (0.55)             --               --
                                          -------           -------         -------          -------
Total Dividends and
 Distributions.....................         (1.66)            (0.70)          (0.16)           (0.04)
                                          -------           -------         -------          -------
Net change in net asset value per
 share.............................         (1.00)             1.58            1.96             0.86
                                          -------           -------         -------          -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................       $ 13.44           $ 14.44         $ 12.86          $ 10.90
                                          =======           =======         =======          =======
Total return (excludes sales
 charge)...........................         16.44%(b)         18.34%          19.66%            8.98%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (000)...........................       $41,177           $41,868         $37,787          $16,441
 Ratio of expenses to average net
   assets..........................          1.95%(c)          1.94%           1.76%            1.34%(c)
 Ratio of net investment income to
   average net assets..............          1.41%(c)          1.28%           1.59%            2.47%(c)
 Ratio of expenses to average net
   assets*.........................          2.35%(c)          2.29%           2.40%            4.08%(c)
 Ratio of net investment income to
   average net assets*.............          1.01%(c)          0.93%           0.95%           (0.27%)(c)
 Portfolio turnover rate**.........            22%               70%             84%              66%

---------------

 * During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).
    See Notes to Financial Statements.

TIME HORIZON PORTFOLIO 3
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                     FOR THE
                                                SIX MONTHS ENDED    FOR THE YEAR     FOR THE PERIOD
                                                DECEMBER 31, 1998       ENDED            ENDED
                                                   (UNAUDITED)      JUNE 30, 1998   June 30, 1997(a)
                                                -----------------   -------------   ----------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF
 PERIOD.......................................       $14.51            $12.89            $10.48
                                                     ------            ------            ------
Income from Investment Operations:
 Net investment income........................         0.11              0.15              0.25
 Net realized and unrealized gains on
   investments transactions...................         0.52              2.24              2.34
                                                     ------            ------            ------
Total income from investment operations.......         0.63              2.39              2.59
                                                     ------            ------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment
   income.....................................        (0.22)            (0.22)            (0.18)
 Distributions in excess of net investment
   income.....................................        (0.13)               --                --
 Distributions to shareholders from net
   realized gains on investment
   transactions...............................        (1.37)            (0.55)               --
                                                     ------            ------            ------
Total Dividends and Distributions.............        (1.72)            (0.77)            (0.18)
                                                     ------            ------            ------
Net change in net asset value per share.......        (1.09)             1.62              2.41
                                                     ------            ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD......       $13.42            $14.51            $12.89
                                                     ======            ======            ======
Total return..................................        16.28%(b)         19.30%            24.94%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)............       $  708            $  533            $   94
 Ratio of expenses to average net assets......         1.70%(c)          1.69%             1.59%(c)
 Ratio of net investment income to average net
   assets.....................................         1.73%(c)          1.62%             1.53%(c)
 Ratio of expenses to average net assets*.....         2.10%(c)          2.03%             2.11%(c)
 Ratio of net investment income to average net
   assets*....................................         1.33%(c)          1.28%             1.01%(c)
 Portfolio turnover rate**....................           22%               70%               84%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Period from September 5, 1995 (inception date) to June 30, 1996.

(b) Not annualized.

(c) Annualized.

(d) Net asset value includes the effect of income earned on initial seed money for the period from July 28, 1995 (initial seed date) through September 4, 1995 (initial sale of shares to the public).

    See Notes to Financial Statements.

Time Horizon Funds
103 Bellevue Parkway
Wilmington, DE 19809


                                                                                       ------------------
                                                                                            Bulk Rate
                                                                                          U.S. Postage
                                                                                              PAID
                                                                                          New York, NY
                                                                                         Permit No. 8048
                                                                                       ------------------

TMH-0071